As filed with the Securities and Exchange Commission on July 2, 1999
                                                       Registration No. 33-_____

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No. ___ [ ] Post-Effective Amendment No.
                                                                          --
                          LEGG MASON GLOBAL TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                               Baltimore, MD 21202
                    (Address of Principal Executive Offices)

                                 (410) 539-0000
                  (Registrant's Area Code and Telephone Number)

                              Charles A. Bacigalupo
                                100 Light Street
                               Baltimore, MD 21202
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Arthur J. Brown, Esq.
                             Valerie M. Baruch, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9367

      Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

      It is proposed that this filing will become effective on August 2, 1999, pursuant to Rule 488.

      Title of securities being registered: capital stock, par value $0.001 per share.

      No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                          LEGG MASON GLOBAL TRUST, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

Letter to Shareholders

Notice of Special Meeting

Part A - Prospectus/Proxy Statement

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

LEGG MASON GLOBAL TRUST, INC.
FORM N-14 CROSS REFERENCE SHEET

Part A Item No.                              Prospectus/Proxy
and Caption                                  Statement Caption
---------------                              -----------------
1.    Beginning of Registration Statement    Cover Page
      and Outside Front Cover Page of
      Prospectus

2. Beginning and Outside Back Cover Page Table of Contents of Prospectus

3.    Synopsis Information and Risk Factors  Synopsis; Comparison of Principal
                                             Risk Factors

4.    Information About the Transaction      Synopsis; The Proposed Transaction

5.    Information About the Registrant       Synopsis;  Comparison  of Principal
                                             Risk      Factors;       Additional
                                             Information    About   Legg   Mason
                                             International     Equity     Trust;
                                             Miscellaneous;    See   also,   the
                                             Prospectus     for    Legg    Mason
                                             International  Equity Trust,  dated
                                             May 3,  1999,  previously  filed on
                                             EDGAR,       Accession       Number
                                             0000950168-99-001634

6.    Information About the Company Being    Synopsis;  Comparison  of Principal
      Acquired                               Risk  Factors;  Miscellaneous;  See
                                             also,  the  Prospectus for Bartlett
                                             Value   International  Fund,  dated
                                             May 3,  1999,  previously  filed on
                                             EDGAR,       Accession       Number
                                             0000950168-99-001637

7.    Voting Information                     Voting Information

8.    Interest of Certain Persons and        Not Applicable
      Experts

9.    Additional Information Required for    Not Applicable
      Re-offering by Persons Deemed to be
      Underwriters

Part B Item No.                              Statement of Additional
and Caption                                  Information Caption
---------------                              -----------------------

10.   Cover Page                             Cover Page

11.   Table of Contents                      Not Applicable

12.   Additional Information About the       Statement       of       Additional
      Registrant                             Information     of    Legg    Mason
                                             International  Equity Trust,  dated
                                             May 3,  1999,  previously  filed on
                                             EDGAR,       Accession       Number
                                             0000950168-99-001634

13.   Additional Information About the       Statement       of       Additional
      Company Being Acquired                 Information   of   Bartlett   Value
                                             International  Fund,  dated  May 3,
                                             1999,  previously  filed on  EDGAR,
                                             Accession                    Number
                                             0000950168-99-001637

14.   Financial Statements                   Annual   Report   of   Legg   Mason
                                             International   Equity   Trust  for
                                             Fiscal   Year  Ended   December 31,
                                             1998,  previously  filed on  EDGAR,
                                             Accession                    Number
                                             0000950168-99-000685;        Annual
                                             Report    of     Bartlett     Value
                                             International  Fund for Fiscal Year
                                             Ended      December 31,       1998,
                                             previously    filed    on    EDGAR,
                                             Accession                    Number
                                             0000950168-99-000678,   Pro   Forma
                                             Financial    Statements   for   the
                                             fiscal   year  ended   December 31,
                                             1998.

      Part C
      ------

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          LEGG MASON GLOBAL TRUST, INC.


                                     PART A

                        BARTLETT VALUE INTERNATIONAL FUND
                      (A SERIES OF BARTLETT CAPITAL TRUST)

                                 August 2, 1999

Dear Bartlett Value International Fund Shareholder:

      The attached proxy materials describe a proposal that Bartlett Value International Fund ("Bartlett International Fund"), reorganize and become part of Legg Mason International Equity Trust ("Legg Mason International Fund,") a series of Legg Mason Global Trust, Inc. If the proposal is approved and implemented, each shareholder of Bartlett International Fund will automatically become a shareholder of Legg Mason International Fund.

      YOUR BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE PROPOSAL. The board believes that combining the two Funds will benefit Bartlett International Fund's shareholders by providing them with a portfolio that has a similar investment objective and a similar investment strategy but a larger asset base and lower overall expenses. The attached proxy materials provide more information about the proposed reorganization and the two Funds.

      YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. Voting your shares early will permit Bartlett International Fund to avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, date and sign your proxy card and mail it in the enclosed return envelope today. As an alternative to using the paper proxy card to vote, you may vote by telephone, by facsimile, through the Internet or in person.

                                          Very truly yours,


                                          Edward A. Taber, III
                                          President
                                          Bartlett Capital Trust/Bartlett Value
                                          International Fund

                        BARTLETT VALUE INTERNATIONAL FUND
                      (A SERIES OF BARTLETT CAPITAL TRUST)


                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS
                               SEPTEMBER 23, 1999


To The Shareholders:

      A special meeting of shareholders of Bartlett Value International Fund ("Bartlett International Fund"), a series of Bartlett Capital Trust, will be held on September 23, 1999 at 10:00 a.m. at the offices of Bartlett International Fund at 100 Light Street, Baltimore, Maryland 21202, for the following purposes:

      (1) To approve an Agreement and Plan of Reorganization and Termination under which Legg Mason International Equity Trust ("Legg Mason International Fund"), a series of Legg Mason Global Trust, Inc., would acquire all the assets of Bartlett International Fund in exchange solely for shares of Legg Mason International Fund and the assumption by Legg Mason International Fund of all of Bartlett International Fund's liabilities, followed by the distribution of those shares to the shareholders of Bartlett International Fund, all as described in the accompanying Prospectus/Proxy Statement; and

      (2) To transact such other business as may properly come before the meeting or any adjournment thereof.

      You are entitled to vote at the meeting and any adjournment thereof if you owned shares of Bartlett International Fund at the close of business on July 30, 1999. IF YOU ATTEND THE MEETING, YOU MAY VOTE YOUR SHARES IN PERSON. IF YOU DO NOT EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE PAID ENVELOPE. As an alternative to using the paper proxy card to vote, you may vote by telephone, by facsimile, through the Internet, or in person.



                                    By order of the board of trustees,


                                    Susan L. Silva
                                    Secretary

August 2, 1999

--------------------------------------------------------------------------------
                            YOUR VOTE IS IMPORTANT
                      NO MATTER HOW MANY SHARES YOU OWN

      Please indicate your voting instructions on the enclosed proxy card, sign and date the card, and return it in the envelope provided. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL DESCRIBED ABOVE. In order to avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly. As an alternative to using the paper proxy card to vote, you may vote by mail, telephone, through the Internet, by facsimile machine, or in person. Shares that are registered in your name, as well as shares held in "street name" through a broker, may be voted via the Internet or by telephone. To vote in this manner, you will need the 12-digit "control" number(s) that appear on your proxy card(s). To vote via the Internet, please access http://www.________.com on the World Wide Web. In addition, shares that are registered in your name may be voted by faxing your completed proxy card(s) to 1-___-____. You may also call 1-___-____ and vote by phone. If we do not receive your completed proxy cards after several weeks, you may be contacted by your Financial Advisor.

Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy card, they will not be voted.
--------------------------------------------------------------------------------

                      LEGG MASON INTERNATIONAL EQUITY TRUST
                   (A SERIES OF LEGG MASON GLOBAL TRUST, INC.)

                        BARTLETT VALUE INTERNATIONAL FUND
                      (A SERIES OF BARTLETT CAPITAL TRUST)

                                100 LIGHT STREET
                               BALTIMORE, MD 21202
                                 (410) 539-0000


                           PROSPECTUS/PROXY STATEMENT
                                 AUGUST 2, 1999


      This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of Bartlett Value International Fund ("Bartlett International Fund"), a series of Bartlett Capital Trust, in connection with the solicitation of proxies by its board of trustees for use at a special meeting of its shareholders to be held on September 23, 1999, at 10:00 a.m., Eastern time, and at any adjournment thereof, if it is adjourned for any reason.

      As more fully described in this Proxy Statement, the purpose of the meeting is to vote on a proposed reorganization in which Legg Mason International Equity Trust ("Legg Mason International Fund"), a series of Legg Mason Global Trust, Inc. ("Global Trust"), would acquire all the assets of Bartlett International Fund, in exchange solely for shares of Legg Mason International Fund and the assumption by Legg Mason International Fund of all the liabilities of Bartlett International Fund ("Reorganization"). Those shares of Legg Mason International Fund would then be distributed to the shareholders of Bartlett International Fund, so that each shareholder would receive a number of full and fractional shares of Legg Mason International Fund having an aggregate value that, on the effective date of the Reorganization, would equal the aggregate net asset value of the shareholder's shares of Bartlett International Fund. As soon as practicable following the distribution of shares, Bartlett International Fund would be terminated.

      Legg Mason International Fund is a diversified series of Global Trust, which is an open-end management investment company. Legg Mason International Fund's investment objective is long-term total return.

      This Proxy Statement, which should be retained for future reference, sets forth concisely information about the Reorganization and Legg Mason International Fund that a shareholder should know before voting on the reorganization. A Statement of Additional Information, dated August 2, 1999, relating to the reorganization and including historical financial statements, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by this reference (that is, the Statement of Additional Information is legally a part of this Proxy Statement). A Primary Class shares Prospectus and a Navigator Class shares Prospectus, each dated May 1, 1999, a Statement of Additional Information for Legg Mason International Fund, also dated May 1, 1999, and Legg Mason International Fund's Annual Report to Shareholders for the fiscal year ended December 31, 1998, have each been filed with the SEC and are incorporated herein by this reference. A Class A and Class C Shares Prospectus and a Class Y Shares Prospectus, each dated May 3, 1999, and a Statement of Additional Information for Bartlett International Fund, dated May 1, 1999, have each been filed with the SEC and also are incorporated herein by this reference. A copy of Legg Mason International Fund's Class A Shares Prospectus is attached as Appendix D to this Proxy Statement/Prospectus. Also, management's discussion of the performance of Legg Mason International Fund, which is included in the Annual Report to Shareholders of Legg Mason International Fund for the fiscal year ended December 31, 1998, is attached as Appendix E to this Proxy Statement/Prospectus. The section of copies of the other referenced documents, as well as Bartlett International Fund's Annual
Report to Shareholders for the fiscal year ended December 31, 1998, may be obtained without charge, and further inquiries may be made, by writing to Legg Mason Wood Walker, Inc., 100 Light Street, P.O. Box 1476, Baltimore, Maryland 21203-1476, or by calling toll-free 1-800-822-5544.

      The SEC maintains a website (http://www.sec.gov) that contains the Legg Mason Global Trust Statement of Additional Information, dated August 2, 1999, and other material incorporated by reference, together with other information regarding Legg Mason International Fund and Bartlett International Fund.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF LEGG MASON INTERNATIONAL FUND, OR DETERMINED WHETHER THIS PROXY STATEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Section Title                                                             Page
-------------                                                             ----

VOTING INFORMATION...........................................................1
THE REORGANIZATION...........................................................3
SYNOPSIS.....................................................................3
   The Proposed Reorganization...............................................3
   Comparative Fee Table.....................................................4
   Example of Effect on Fund Expenses........................................5
   Forms of Organization.....................................................6
   Investment Adviser........................................................6
   Distributor...............................................................7
   Fund Directors and Officers...............................................9
   Investment Objectives and Policies........................................9
   Operations of Legg Mason International Fund Following the Reorganization.11
   Purchases and Redemptions................................................11
   Exchanges................................................................12
   Dividends and Other Distributions........................................12
   Federal Income Tax Consequences of the Reorganization....................13
COMPARISON OF PRINCIPAL RISK FACTORS........................................13
THE PROPOSED TRANSACTION....................................................15
   Reorganization Plan......................................................15
   Reasons for the Reorganization...........................................17
   Description of Securities to be Issued...................................18
   Temporary Waiver of Investment Restrictions..............................18
   Federal Income Tax Considerations........................................18
   Capitalization...........................................................20
   Additional Information about Legg Mason International Fund: Financial
     Highlights.............................................................21
OTHER BUSINESS..............................................................22
MISCELLANEOUS...............................................................23
   Available Information....................................................23
   Legal Matters............................................................23
   Experts..................................................................23
APPENDIX A:  Principal Shareholders........................................A-1
APPENDIX B:  Agreement and Plan of Reorganization and Termination..........B-1
APPENDIX C:  Comparison of Investment Objectives and Limitations of
             Bartlett Value International Fund and Legg Mason
             International Equity Trust....................................C-1
APPENDIX D:  Legg Mason International Equity Trust: Class A Shares
             Prospectus, dated July 30, 1999...............................D-1
APPENDIX E:  Management's Discussion of Fund Performance (Legg Mason
             International Equity Trust)...................................E-1

                        BARTLETT VALUE INTERNATIONAL FUND
                      (a series of Bartlett Capital Trust)

                                   -----------

                           PROSPECTUS/PROXY STATEMENT

                         SPECIAL MEETING OF SHAREHOLDERS
                               SEPTEMBER 23, 1999
                                   -----------


                               VOTING INFORMATION

      This Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of Bartlett Value International Fund ("Bartlett International Fund"), a series of Bartlett Capital Trust, in connection with the solicitation of proxies from Bartlett International Fund shareholders by the board of trustees of Bartlett Capital Trust ("Board") for use at a special meeting of shareholders to be held on September 23, 1999 ("Meeting"), and at any adjournment of the Meeting. This Proxy Statement will first be mailed to shareholders on or about August 6, 1999.

      One-third of Bartlett International Fund's shares outstanding on July 30, 1999 ("Record Date"), represented in person or by proxy, shall constitute a quorum and must be present for the transaction of business at the Meeting. If a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR the proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proposal against such adjournment.

      Broker non-votes are shares held in "street name" for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against the proposal where the required vote is a percentage of the shares present or outstanding. Abstentions and broker non-votes will not be counted, however, as votes cast for purposes of determining whether sufficient votes have been received to approve the proposal.

      The individuals named as proxies on the enclosed proxy card will vote in accordance with your directions as indicated on the proxy card, if your proxy card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If you sign, date and return the proxy card, but give no voting instructions, your shares will be voted in favor of approval of the proposal. In addition, if you sign, date and return the proxy card, but give no voting instructions, the duly appointed proxies may, in their discretion, vote upon any other matters that come before the Meeting. The proxy card may be revoked by giving another proxy or by letter or telegram revoking the initial proxy. To be effective, revocation must be received by Bartlett Capital Trust prior to the Meeting and must indicate your name and account number. If you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

      [In order to reduce costs, the notices to a shareholder having more than one account in Bartlett International Fund listed under the same Social Security number at a single address have been combined. The proxy cards have been coded so that a shareholder's votes will be counted for each such account.]

      As of the Record Date, Bartlett International Fund had _____________ shares of beneficial interest outstanding, which were allocated to the following classes: __________ Class A shares, __________ Class C shares, and __________ Class Y shares. The solicitation of proxies, the cost of which will be borne by Legg Mason Fund Adviser, Inc. ("Fund Adviser"), will be made primarily by mail but also may be made by telephone or oral communications by representatives of Fund Adviser, Bartlett & Company ("Bartlett"), Batterymarch Financial Management, Inc. ("Batterymarch") and Legg Mason Wood Walker, Inc. ("Legg Mason"), the distributor of the Legg Mason group of investment companies, who will not receive any compensation for these activities from either Bartlett International Fund or Legg Mason International Fund (each a "Fund"). Proxies voted by telephone, facsimile or Internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

      Except as set forth in Appendix A, Bartlett and Batterymarch do not know of any person who owns beneficially 5% or more of the shares of either Fund. [Trustees and officers of Bartlett Capital Trust own in the aggregate less than 1% of the shares of Bartlett International Fund.]

      REQUIRED VOTE. Approval of the proposal requires the affirmative vote of a majority of the outstanding voting securities of Bartlett International Fund. Each outstanding full share of Bartlett International Fund is entitled to one vote, and each outstanding fractional share thereof is entitled to a proportionate fractional share of one vote. If the proposal is not approved by the requisite vote of shareholders of Bartlett International Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.

THE REORGANIZATION

      PROPOSAL. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("REORGANIZATION PLAN") UNDER WHICH LEGG MASON INTERNATIONAL FUND WOULD ACQUIRE ALL THE ASSETS OF BARTLETT INTERNATIONAL FUND IN EXCHANGE SOLELY FOR SHARES OF LEGG MASON INTERNATIONAL FUND AND THE ASSUMPTION BY LEGG MASON INTERNATIONAL FUND OF ALL OF BARTLETT INTERNATIONAL FUND'S LIABILITIES, FOLLOWED BY THE DISTRIBUTION OF THOSE SHARES TO THE SHAREHOLDERS OF BARTLETT INTERNATIONAL FUND ("REORGANIZATION").

                                    SYNOPSIS

      The following is a summary of certain information contained elsewhere in this Proxy Statement, the Prospectuses and Statement of Additional Information of each Fund (which are incorporated herein by reference), and the Reorganization Plan (which is attached as Appendix B to this Proxy Statement). As discussed more fully below, the Board believes that the Reorganization will benefit Bartlett International Fund's shareholders. The Funds are essentially compatible in terms of their investment objectives, policies, strategies and limitations.


THE PROPOSED REORGANIZATION

      The Board considered and approved the Reorganization Plan at meetings held on May 10, 1999 and June 21, 1999. The Reorganization Plan provides for the acquisition of all the assets of Bartlett International Fund by Legg Mason International Fund, in exchange solely for shares of common stock of Legg Mason International Fund and the assumption by Legg Mason International Fund of all the liabilities of Bartlett International Fund. Bartlett International Fund then will distribute those shares of Legg Mason International Fund to its shareholders, so that each Bartlett International Fund shareholder will receive the number of full and fractional shares that is equal in aggregate value to the value of the shareholder's holdings in Bartlett International Fund as of the day the Reorganization is completed. Bartlett International Fund will be terminated as soon as practicable thereafter.

      The Reorganization will occur as of the close of business on September 30, 1999, or at a later date when the Reorganization is approved and all contingencies have been met ("Closing Date").

      For the reasons set forth below under "The Proposed Transaction - Reasons for the Reorganization," the Board, including its trustees who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), of Bartlett Capital Trust, Global Trust, Bartlett, Batterymarch or Fund Adviser ("Independent Trustees"), has determined that the Reorganization is in the best interests of Bartlett International Fund and that the interests of Bartlett International Fund's shareholders will not be diluted as a result of the Reorganization. Accordingly, the Board recommends approval of the Reorganization. In addition, the board of directors of Global

Trust, including its directors who are not "interested persons," as that term is defined in the 1940 Act, of Bartlett Capital Trust, Global Trust, Bartlett,
Batterymarch or Fund Adviser has determined that the Reorganization is in the best interests of Legg Mason International Fund and that the interests of Legg Mason International Fund's shareholders will not be diluted as a result of the Reorganization.


COMPARATIVE FEE TABLE

      If the Reorganization Plan is approved by Bartlett International Fund shareholders, shareholders of each class of Bartlett International Fund will receive in the Reorganization shares of the comparable class of Legg Mason International Fund. That is, Class A shareholders of Bartlett International Fund will receive Class A shares of Legg Mason International Fund, Class C shareholders of Bartlett International Fund will receive Primary Class shares of Legg Mason International Fund, and Class Y shareholders of Bartlett International Fund will receive Navigator Class shares of Legg Mason International Fund. As of the date of this Proxy Statement, Class A Shares of Legg Mason International Fund, which have been authorized, have not yet been issued. Additional information about those shares is included in Appendix C attached hereto.

      As shown in the tables below, overall, the expense ratios of the Class A, Class C and Class Y shares of Bartlett International Fund are generally higher than the expense ratios of the comparable classes of Legg Mason International Fund shares. Although these expense ratios are historical only, the terms of the contracts that Legg Mason International Fund has with its service providers and that Fund's higher asset levels warrant an expectation of lower costs for the combined Fund.

      The current fees and expenses incurred by each Fund for the fiscal year ended December 31, 1998, and PRO FORMA fees for Legg Mason International Fund after the Reorganization are shown below.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                              LEGG MASON                      BARTLETT
                             INTERNATIONAL FUND            INTERNATIONAL FUND          COMBINED PRO FORMA FUND
                             ------------------            ------------------          -----------------------

                               Primary   Navigator                                             Primary    Navigator
                      Class A   Class     Class      Class A    Class C   Class Y   Class A    Class      Class
                      SHARES    SHARES    SHARES     SHARES    SHARES     SHARES    SHARES     SHARES     SHARES
Maximum sales         4.75%      none      none      4.75%      none       none      4.75%      none        none
charge (load)
imposed on
purchases of
shares (as a % of
offering price)
Deferred Sales       none(a)     none      none     none(a)   1.00%(b)     none     none(a)     none        none
Charge (Load) (as
a % of offering
price)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A % OF NET ASSETS) (AFTER FEE WAIVERS OR EXPENSE REIMBURSEMENTS, IF ANY)

                               LEGG MASON                      BARTLETT                       PRO FORMA
                             INTERNATIONAL FUND(E)         INTERNATIONAL FUND(C)              COMBINED FUND
                             ---------------------         ---------------------              -------------

                                Primary    Navigator                                           Primary   Navigator
                     Class A     Class      Class      Class A  Class C   Class Y   Class A    Class      Class
                     SHARES(d)   SHARES     SHARES     SHARES   SHARES    SHARES    SHARES     SHARES     SHARES
                     ---------   ------     ------     ------   ------    ------    ------     ------     ------

Management fees        0.75%      0.75%       0.75%    1.25%    1.25%      1.25%      0.75%       0.75%     0.75%
Distribution           0.25%      1.00%       none     0.25%    1.00%      none       0.25%       1.00%     none
(12b-1) fees
Other expenses         0.39%      0.39%       0.29%    0.37%    0.44%      0.36%      0.26%       0.33%     0.25%
                       -----      -----       -----    -----    -----      -----      -----       -----     -----
Total fund             1.39%      2.14%       1.04%    1.87%    2.69%      1.61%      1.26%       2.08%     1.00%
operating expenses
(net of waivers)



(a) A contingent deferred sales charge ("CDSC") of 1% of the net asset value of Class A shares at the time of purchase or sale, whichever is less, is imposed on redemptions made within one year of the purchase date of shares purchased pursuant to the front-end sales charge waiver on purchases of $1 million or more of Class A shares.
(b) A CDSC of 1% of net asset value at the time of purchase or sale, whichever is less, may be charged on redemptions of Bartlett International Fund Class C shares made within one year of the purchase date.
(c) Bartlett, as investment adviser, has voluntarily agreed to waive fees so that expenses of Class A shares, Class C shares, and Class Y shares (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed annual rates of 1.80%, 2.55% and 1.55%, respectively, of the Fund's average daily net assets attributable to that particular class. These voluntary waivers will continue until May 1, 2000 and may be terminated at any time. With these waivers, the management fee and total fund operating expenses would have been 1.11% and 1.73%, respectively, for Class A shares, 1.11% and 2.55%, respectively, for Class C shares, and 1.11% and 1.47%, respectively, for Class Y shares.
(d) Estimated.
(e) The Manager has a voluntary agreement to waive fees so that expenses of Class A, Primary Class and Navigator Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed annual rates of 1.50%, 2.25%, and 1.25%, respectively, of the Fund's average daily net assets attributable to that particular class. No fee waivers were necessary for the Fund for the fiscal year ended December 31, 1998. These voluntary waivers may be terminated at any time.

      A sales charge will not be imposed on purchases or redemptions occurring as a result of the Reorganization.


EXAMPLE OF EFFECT ON FUND EXPENSES

      The  Example is intended  to help you  compare  the cost of  investing  in
Bartlett International Fund with the cost of investing in Legg Mason International Fund, as it presently exists, and the cost of investing in Legg Mason International Fund, assuming the Reorganization has been completed.

      The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                       ONE YEAR   THREE YEARS  FIVE YEARS  TEN YEARS
BARTLETT
INTERNATIONAL FUND:
   Class A                $656     $1,035       $1,438      $2,561
   Class C                $374       $835       $1,425      $3,022
   (assuming no           $272       $835       $1,425      $3,022
   redemption)
   Class Y                $164       $508         $876      $1,911
LEGG MASON
INTERNATIONAL FUND:
   Class A                $610       $894       $1,199      $2,064
   Primary Class          $217       $670       $1,149      $2,472
   Navigator Class        $106       $331         $574      $1,271
COMBINED FUND:
   Class A                $597       $856       $1,134      $1,925
   Primary Class          $211       $652       $1,119      $2,410
   Navigator Class        $102       $318         $552      $1,225

FORMS OF ORGANIZATION

      Legg Mason International Fund is a series of Global Trust, an open-end, diversified investment company that was organized as a Maryland corporation on December 31, 1992. That Fund currently offers two classes of shares, Primary Class shares and Navigator Class shares. As of the date of this Proxy Statement, Class A shares, which have been authorized, have not yet been issued.

      Bartlett International Fund is a series of Bartlett Capital Trust, an open-end, diversified investment company that was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated October 31, 1982. That Fund currently offers three classes of shares: Class A shares, Class C shares, and Class Y shares.

      Neither Bartlett Capital Trust nor Global Trust is required to (nor does it) hold annual shareholder meetings. Neither Fund issues share certificates.


INVESTMENT ADVISER

      Bartlett, a wholly owned subsidiary of Legg Mason, Inc., currently serves as the investment adviser to Bartlett International Fund. If the proposal is approved by Bartlett International Fund shareholders, the current investment manager and investment adviser for Legg Mason International Fund, Fund Adviser and Batterymarch, respectively, would continue to serve in those capacities for the reorganized Fund, and Bartlett would no longer serve as investment adviser. Fund Adviser and Batterymarch, which are also wholly owned subsidiaries of Legg Mason, Inc., have been providing investment management and advisory services to

Legg Mason International Fund since its inception. Fund Adviser acts as manager or adviser to investment companies with aggregate assets of over $18 billion. Bartlett International Fund has a single portfolio manager with only minor, non-dedicated assistance of one junior analyst. Legg Mason International Fund calls on an investment team at Batterymarch. As of April 30, 1999, international assets under management at Batterymarch exceed $2.2 billion, whereas Bartlett has international assets of only about $157 million under management.

      Bartlett International Fund pays Bartlett a fee, subject to any fee waiver arrangements in place, computed daily and paid monthly at the annual rate of 1.25% of Bartlett International Fund's net assets. Bartlett has agreed to waive fees until May 1, 2000 to the extent that the Fund's expenses exceed the following annual rates of average daily net assets: Class A - 1.80%, Class C - 2.55% and Class Y - 1.55%. If the Reorganization is not approved by Bartlett International Fund shareholders, Bartlett does not expect to continue to waive fees after May 1, 2000, and Fund expenses could be higher.

      The management fees charged to Legg Mason International Fund by Fund Adviser are 50 basis points (100 basis points = 1%) lower than the fees paid by Bartlett International Fund. Fund Adviser serves as the manager of Legg Mason International Fund and receives for its services a management fee, calculated daily and payable monthly, at an annual rate equal to 0.75% of the Fund's average daily net assets. Fund Adviser pays Batterymarch a monthly fee of 66 2/3% of the fee it receives from the Fund. Fund Adviser and Batterymarch have a voluntary agreement to waive fees so that expenses of Primary Class and Navigator Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed annual rates of 2.25%, and 1.25%, respectively, of the Fund's average daily net assets attributable to that particular class. No fee waivers were necessary for the Fund for the fiscal year ended December 31, 1998. These voluntary waivers may be terminated at any time. Fund Adviser and Batterymarch will enter into a voluntary agreement to waive fees so that expenses of Class A shares (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.50% of the Fund's average daily net assets attributable to Class A.


DISTRIBUTOR

      Bartlett International Fund's distributor, Legg Mason Financial Partners, Inc., and Legg Mason International Fund's distributor, Legg Mason Wood Walker, Inc. ("Legg Mason"), are both wholly owned subsidiaries of Legg Mason, Inc. If the reorganization is approved by Bartlett International Fund shareholders, Legg Mason will distribute shares of the reorganized Fund. The access to Legg Mason's vastly larger marketing resources, among other things, could enable the combined Fund to be serviced and marketed more efficiently, which could result in a future increase in assets and shareholders.

      Legg Mason acts as distributor of Legg Mason International Fund's shares pursuant to an Underwriting Agreement with Global Trust. The Underwriting Agreement obligates Legg Mason to promote the sale of Fund shares and to pay certain expenses in connection with its distribution efforts, including the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the Fund's expense) and for supplementary sales literature and advertising costs.

      Legg Mason International Fund has adopted a Distribution and Shareholder Services Plan ("Plan") pertaining to Class A shares ("Class A Plan") and a Plan pertaining to Primary Class shares ("Primary Class Plan"). Each Plan, among other things, permits the Fund to pay Legg Mason fees for its services related to sales and distribution of Class A shares and Primary Class shares, as applicable, and the provision of ongoing services to shareholders of the applicable class. Distribution activities for which such payments may be made include compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses.

      The Primary Class Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of Global Trust's board of directors on October 21, 1994, including a majority of the directors who are not "interested persons," as that term is defined in the 1940 Act, of Global Trust and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors"). The Class A Plan was preliminarily adopted by a vote of that board, including the 12b-1 Directors, on June 28, 1999.

      Amendment of the Primary Class Plan to conform to new rules of the National Association of Securities Dealers, Inc., was approved by Global Trust's board of directors on May 14, 1993. Continuation of the Primary Class Plan was most recently approved by that board, including a majority of the 12b-1 Directors, on November 13, 1998. In approving the Class A Plan, and approving the continuance of the Primary Class Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plans would benefit the applicable fund and its shareholders. The directors noted that, to the extent that a Plan results in additional sales of shares of a Fund, the Plan may enable that Fund to achieve economies of scale that could reduce expenses and to minimize the prospects that the Fund will experience net redemptions and the accompanying disruption of portfolio management.

      As compensation for its services and expenses pursuant to the Primary Class Plan, Legg Mason receives from Legg Mason International Fund an annual distribution fee equivalent to 0.75% of its average daily net assets attributable to Primary Class shares and a service fee equivalent to 0.25% of its average daily net assets attributable to Primary Class shares in accordance with the Primary Class Plan. The distribution and service fees are calculated daily and payable monthly. Legg Mason has voluntarily agreed to waive indefinitely its fees and reimburse the Fund if and to the extent its expenses attributable to Primary Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month an annual rate of 2.25% of the Fund's average daily net assets attributable to Primary Class shares.

      Pursuant to the Class A Plan, Legg Mason receives from Legg Mason International Fund a service fee equivalent to 0.25% of its average daily net assets attributable to Class A shares. The service fee is calculated daily and payable monthly. Legg Mason will enter into a voluntary agreement to waive indefinitely its fees and reimburse the Fund if and to the extent its expenses attributable to Class A shares (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month an annual rate of 1.50% of the Fund's average daily net assets attributable to Class A shares.

OTHER FUND SERVICE PROVIDERS

      The Funds have the same transfer and shareholder servicing agent (Boston Financial Data Services), the same custodian (State Street Bank and Trust Company) and the same independent accountants (PricewaterhouseCoopers LLP). Upon completion of the Reorganization, those entities will continue to provide services to the combined Fund.


FUND DIRECTORS AND OFFICERS

      Global Trust's directors will continue to serve in that capacity for the reorganized Fund. The same individuals have served on that board since Legg Mason International Fund's inception. There is currently one director, the President of the Fund, Edward A. Taber, III, who serves on the board of trustees/directors of each Trust. For a complete description of the directors and officers of Global Trust, including a description of each director's principal occupation for the past five years and compensation paid to each director, see the May 1, 1999, Global Trust Statement of Additional Information, incorporated by reference herein.


INVESTMENT OBJECTIVES AND POLICIES

      Bartlett and Batterymarch believe that the two Funds have similar investment objectives, policies, strategies and limitations. Bartlett International Fund's investment objective is to seek capital appreciation by investing primarily in foreign equity securities believed by Bartlett to be attractively priced relative to their intrinsic value. Income is a secondary consideration. Legg Mason International Fund's investment objective is to seek maximum long-term total return. Each Fund seeks to achieve its objective by investing at least 65% of its respective assets in equity securities of issuers located outside of the United States.

      According to Bartlett International Fund's prospectus, Bartlett invests using a bottom-up, value-based investment strategy. Its approach to equity investment is to screen equities for valuations based upon earnings, cash flow, book value and dividend multiples that fall into the lower half of the global stock universe. Only companies with strong balance sheets and proven track records are included. Bartlett then performs a more intense financial and company evaluation to select those stocks with superior outlooks. Finally, it evaluates the economic, political and market environment in which the company operates, as well as potential currency risk. Bartlett's goal of individual stock selection and portfolio construction is to produce a portfolio of stocks with above average potential for growth and financial strength, albeit with attractive valuations.

      Batterymarch also uses a value-based investment strategy, and combines it with certain growth style analyses. According to Legg Mason International Fund's prospectus, for the developed markets portion of the Fund's portfolio, Batterymarch's stock selection process ranks stocks daily according to a bottom-up, quantitative stock selection model that is intended to measure growth, value, fundamental expectations, and technical indicators (I.E. supply and demand). Each Fund invests in emerging market securities; for that portion of the portfolio, Batterymarch has a dedicated emerging markets investment process. For its international portfolios, Batterymarch focuses on the larger, more liquid emerging market issues.

      The Funds' portfolios reflect differences between each adviser's particular strategy. As of March 31, 1999, Bartlett International Fund had a portfolio that includes less than fifty positions in twenty-two countries and Legg Mason International Fund had a more widely diversified portfolio with greater than one hundred and seventy-five positions in twenty-seven countries. For the most part, Legg Mason International Fund's investments in a particular country are not as concentrated and limited as those of Bartlett International Fund. The following chart shows the five or six countries in which each Fund is predominantly invested, as of March 31, 1999, showing both the number of holdings per country and the percentage of net assets that those holdings represent.

                             BARTLETT INTERNATIONAL FUND

                                    Number of                Percentage of
COUNTRY                              HOLDINGS                 NET ASSETS
-------                              --------                 ----------
Japan                                   8                       19.7%
United Kingdom                          4                       10.4%
Germany                                 4                       10.2%
France                                  3                        8.2%
Canada                                  2                        6.4%

                         LEGG MASON INTERNATIONAL FUND
                                    Number of                Percentage of
COUNTRY                              HOLDINGS                 NET ASSETS
-------                              --------                 ----------
United Kingdom                          27                      19.3%
Japan                                   27                      11.5%
Germany                                 10                      10.3%
France                                  14                       8.9%
Italy                                   14                       7.1%
Switzerland                             15                       7.1%


      Under their charters, each Fund has very similar authority. Both Funds may hold securities other than common stock, such as debentures or preferred stock. Legg Mason International Fund may not purchase securities rated below investment grade if, as a result, more than 5% of the Fund's net assets would be so invested.

      Bartlett International Fund and Legg Mason International Fund may invest in stock index futures and options and may enter into forward foreign currency exchange contracts. Legg Mason International Fund may not enter into futures contracts or related options, if, as a result, more than 20% of the Fund's total assets would be so invested, and Bartlett International Fund may not enter into such contracts or options if, immediately thereafter more than one-third of its assets would be hedged. Neither Fund may enter into futures contracts and related options if more than 5% of the fair market value of the Fund's assets would be required to be deposited as initial margin for the transaction.

      Bartlett International Fund may not invest more than 10% of its assets in illiquid investments and Legg Mason International Fund may not invest more than 15% of its assets in such investments. A chart comparing the different stated policies and objectives of each Fund is attached as Appendix C hereto.


OPERATIONS OF LEGG MASON INTERNATIONAL FUND FOLLOWING THE REORGANIZATION

      As indicated above, Bartlett and Batterymarch believe that the two Funds are essentially compatible in terms of their investment objectives, policies, strategies and limitations. As a result, Bartlett and Batterymarch do not believe that the Reorganization will require any basic change in the investment policies of Legg Mason International Fund as the sole surviving Fund. It is also anticipated that at least a majority of current assets held by Bartlett International Fund will be retained by Batterymarch following the Reorganization. Accordingly, the Reorganization would not result in material brokerage or other transactional costs or the realization of a significant amount of net capital gains as a result of the disposition of portfolio securities. If, however, Bartlett International Fund has any assets that may not be held by Legg Mason International Fund, those assets will be sold prior to the Reorganization. The proceeds of such sales will be held in temporary investments or reinvested in assets that qualify to be held by Legg Mason International Fund. The possible need for Bartlett International Fund to dispose of assets prior to the Reorganization could result in selling securities at a disadvantageous time and could result in Bartlett International Fund's realizing losses that would not otherwise have been realized. Alternatively, these sales could result in Bartlett International Fund's realizing gains that would not otherwise have been realized, the net proceeds of which would be included in a distribution to its shareholders prior to the Reorganization.


PURCHASES AND REDEMPTIONS

      PURCHASES. Bartlett International Fund Class A and Class C shares, and Legg Mason International Fund Class A shares and Primary Class shares may be purchased through brokers affiliated with Legg Mason, through unaffiliated brokers that have entered into an agreement with Legg Mason, or through automatic investment plans. Bartlett International Fund Class Y shares and Legg Mason International Fund Navigator Class shares each may be purchased by qualified institutional investors either directly from that Fund's distributor or through an institutional intermediary. Shares of each Fund are sold on a continuous basis at a price based on the net asset value ("NAV") per share next determined after receipt of a purchase order in good form (plus any front-end sales charge applicable to Class A shares). Purchase orders received before the close of regular trading on the New York Stock Exchange (the "Exchange") on any day the Exchange is open ("Business Day") are executed at the public offering price determined as of the close of the Exchange on that day. Purchase orders received after the close of the Exchange or on days that the Exchange is closed are executed at the NAV determined as of the close of the Exchange on the next day that the Exchange is open. For a more complete discussion of share purchases, see "How to Purchase and Redeem Your Shares" in the Bartlett International Fund Prospectuses, "How You Can Invest in the Funds" in the Legg Mason International Fund Primary and Class A shares Prospectuses, or "How to Purchase and Redeem Shares" in the Legg Mason International Fund Navigator Class Prospectus.

      REDEMPTIONS. Shares of all classes of both Funds may be redeemed by telephone, by mail, or by the Funds' Systematic Withdrawal Plan. Redemptions are made at the NAV per share of each Fund next determined after a request in proper form is received. A CDSC of 1% of the shares' NAV at the time of purchase or sale, whichever is less, may be charged on redemptions made within one year of the purchase date of shares purchased pursuant to the front-end sales charge waiver for purchases of $1 million or more. Normally, proceeds from redemptions of Class A, C and Y shares of Bartlett International Fund and Legg Mason
International  Fund  Primary  and  Class A  shares  will  settle  in  customers'
brokerage accounts two business days after the trade date. Proceeds from redemptions of Legg Mason International Fund Navigator Class shares are normally electronically deposited in a specified bank account or mailed the next business day after the trade date. However, each Fund reserves the right to take up to seven days to make payment upon redemption if, in the judgment of that Fund's investment adviser, the Fund could be adversely affected by immediate payment.
For a more complete discussion of share redemption procedures, see "How to Purchase and Redeem Your Shares" in the Bartlett International Fund Prospectuses, "How You Can Redeem Your Shares" in the Legg Mason International Fund Primary and Class A shares Prospectuses, or "How to Purchase and Redeem Shares" in the Legg Mason International Fund Navigator Class Prospectus.

      Redemptions of Bartlett International Fund shares may be effected through the Closing Date.


EXCHANGES

      Shares of Legg Mason International Fund may be exchanged for the comparable class of shares of other Legg Mason Funds on the basis of their respective NAVs at the time of the exchange. Additionally, after the Reorganization, Class A shares of Legg Mason International Fund will be exchangeable for Class A shares of other Legg Mason Funds that offer Class A shares. For a more complete discussion of Legg Mason International Fund's exchange policies, see "Shareholder Services - Exchange Privilege" in either the Legg Mason International Fund Primary Class Shares Prospectus, the Legg Mason International Fund Class A Shares Prospectus, or the Legg Mason International Fund Navigator Class Shares Prospectus.


DIVIDENDS AND OTHER DISTRIBUTIONS

      Each Fund earns investment income in the form of dividends on investments, substantially all of which is distributed in the form of dividends to its shareholders. Bartlett International Fund declares and pays dividends from net investment income quarterly. Legg Mason International Fund declares and pays dividends from net investment income annually. Dividends are automatically reinvested in additional shares of each Fund at the NAV on the payable date unless otherwise requested.

      Each Fund also realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on these sales exceed total losses (including losses carried forward from previous years), the Fund has capital gain net income. Net realized capital gains, if any, together with net gains realized on foreign currency transactions, if any, are distributed to each Fund's shareholders at the end of the taxable year in which the gains are realized. Capital and foreign currency gain distributions are automatically reinvested in additional shares of each Fund on the payable date unless otherwise requested.

      On or immediately before the Closing Date, Bartlett International Fund will declare as a distribution substantially all of its net investment income and realized net capital gain, if any, and distribute that amount plus any previously declared but unpaid distributions, in order to continue to maintain its tax status as a regulated investment company.


FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

      The Funds have received an opinion of their counsel, Kirkpatrick & Lockhart LLP, to the effect that the Reorganization will qualify as a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither Fund will recognize any gain or loss as a result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Considerations," below. To the extent Bartlett International Fund sells securities prior to the Closing Date, there may be net recognized gains or losses to that Fund. Any net recognized gains would increase the amount of any distribution made to shareholders of Bartlett International Fund prior to the Closing Date.


                      COMPARISON OF PRINCIPAL RISK FACTORS

      An investment in Legg Mason International Fund is subject to specific risks arising from the types of securities in which the Fund invests and general risks arising from investing in any mutual fund. Investors can lose money by investing in the Fund. There is no assurance that the Fund will meet its investment objective. Because Bartlett International Fund's investment objective and policies are substantially similar to those of Legg Mason International Fund, an investment in Legg Mason International Fund is subject to many of the same specific risks as an investment in Bartlett International Fund. The principal specific risks associated with investing in Legg Mason International Fund include:

      MARKET RISK. The Fund invests primarily in foreign equity securities. Prices of equity securities generally fluctuate more than those of other securities. The Fund may experience a substantial or complete loss on an individual stock. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

      FOREIGN SECURITIES RISK. The Fund's investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country.

      In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Some foreign governments have defaulted on principal and interest payments.

      Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the Fund to pursue its rights against a foreign government in that country's courts.

      EMERGING MARKETS RISK. The Fund may invest up to 35% of its total assets in emerging market securities. The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

      Because the Fund may invest a significant amount of its total assets in emerging market securities, investors should be able to tolerate sudden, sometimes substantial fluctuations in the value of their investments. An investment in any fund that invests in emerging market securities should be considered speculative.

      CURRENCY RISK. Because the Fund invests significantly in securities denominated in foreign currencies, its value can be affected by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled.

      The Fund may from time to time hedge a portion of its currency risk, using currency futures, forwards, or options. However, these instruments may not always work as intended, and in specific cases the Fund may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available.

      On January 1, 1999, the conversion of European currencies into the Euro began and is expected to continue into 2002. Full implementation of the Euro may be delayed and difficulties with the conversion may significantly impact European capital markets resulting in increased volatility in world capital markets. Individual issuers may suffer substantial losses if they or their suppliers are not adequately prepared for the transition.

      INVESTMENT MODELS. The proprietary models used by the advisers to evaluate securities or securities markets are based on the advisers' understanding of the interplay of market factors and do not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the models.

      YEAR 2000. Like other mutual funds (and most organizations around the world), the Fund could be adversely affected by computer problems related to the year 2000. These could interfere with operations of the Fund, its adviser or distributor, or could impact companies in which the Fund invests. The Year 2000 poses an even greater risk for foreign securities.

      While no one know if these problems will have any impact on the Fund or on financial markets in general, the adviser and its affiliates are taking steps to protect Fund investors. These include efforts to determine that the problem will not directly affect the systems used by major service providers. Whether these steps will be effective can only be known for certain in the year 2000.


                            THE PROPOSED TRANSACTION


REORGANIZATION PLAN

      The terms and conditions under which the proposed transaction will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, which is attached as Appendix B to this Proxy Statement.

      The Reorganization Plan provides for (a) the acquisition by Legg Mason International Fund on the Closing Date of all the assets of Bartlett International Fund in exchange solely for Legg Mason International Fund shares and the assumption by Legg Mason International Fund of all of Bartlett International Fund's liabilities and (b) the distribution of those Legg Mason International Fund shares to the shareholders of Bartlett International Fund.

      The assets of Bartlett International Fund to be acquired by Legg Mason International Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Bartlett International Fund's books, and all other property owned by Bartlett International Fund. Legg Mason International Fund will assume all of
Bartlett International Fund's liabilities, debts, obligations and duties of whatever kind or nature; provided, however, that Bartlett International Fund will use its best efforts to discharge all of its known liabilities before the Closing Date. Legg Mason International Fund will deliver its shares to Bartlett International Fund, which will distribute the shares to Bartlett International Fund's shareholders.

      The value of Bartlett International Fund's assets to be acquired by Legg Mason International Fund and the NAV per share of the Legg Mason International Fund shares to be exchanged for those assets will be determined as of the close of regular trading on the Exchange on the Closing Date ("Valuation Time"), using the valuation procedures described in each Fund's then-current Prospectuses and Statement of Additional Information. Bartlett International Fund's net value shall be the value of its assets to be acquired by Legg Mason International Fund, less the amount of its liabilities, as of the Valuation Time.

      On, or as soon as practicable after, the Closing Date, Bartlett International Fund will distribute the Legg Mason International Fund shares it receives PRO RATA to its shareholders of record as of the effective time of the Reorganization, so that each Bartlett International Fund shareholder will receive a number of full and fractional Legg Mason International Fund shares of the corresponding class equal in aggregate value to the shareholder's holdings in Bartlett International Fund (I.E. the account for a shareholder of Class A, Class C or Class Y shares of Bartlett International Fund will be credited with the respective PRO RATA number of Class A, Primary Class shares or Navigator Class shares of Legg Mason International Fund due that shareholder). Bartlett International Fund will be terminated as soon as practicable after the share distribution. The shares will be distributed by opening accounts on the books of Legg Mason International Fund in the names of Bartlett International Fund shareholders and by transferring to those accounts the shares previously credited to the account of Bartlett International Fund on those books. Fractional shares in Legg Mason International Fund will be rounded to the third decimal place.

      Because Legg Mason International Fund shares will be issued at NAV in exchange for the net assets of Bartlett International Fund, the aggregate value of Legg Mason International Fund shares issued to Bartlett International Fund shareholders will equal the aggregate value of Bartlett International Fund shares. The NAV per share of Legg Mason International Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

      Any transfer taxes payable upon the issuance of Legg Mason International Fund shares in a name other than that of the registered Bartlett International Fund shareholder will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of Bartlett International Fund to a public authority will continue to be its responsibility until it is dissolved.

      All costs pertaining to the Reorganization will be borne by Fund Adviser.

      The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan, some of which may be waived by either Fund. In addition, the Reorganization Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on the interests of Bartlett International Fund's shareholders.


REASONS FOR THE REORGANIZATION

      The Reorganization has been proposed because, among other things, Bartlett International Fund has a relatively poor performance record, a low asset level with poor sales history and poor cash flow and no prospects for improvement. Bartlett International Fund's assets have declined substantially in a twenty-five month period from March 31, 1997 to April 30, 1999, from about $84 million to $50 million. During that same time period, Legg Mason International

Fund's assets increased from $188.5 million to $250.4 million. As of April 30, 1999, the Bartlett fund complex had total assets of $300 million and the Legg Mason fund complex had total assets of over $19 billion. The Reorganization is being proposed because of the anticipated benefits of merging into a Fund with a very similar investment objective and policies that also can provide better economics of scale, I.E. lower cost, for each class of shares and whose past performance is generally better.

      In approving the Reorganization, each Board, including a majority of its Independent Trustees/Directors, considered a number of factors, including the following:

      (1) the compatibility of each Fund's investment objectives, policies and restrictions and the compatibility of the assets being acquired to those already held by the Legg Mason International Fund;

      (2)  the effect of the Reorganization on expected investment performance;

      (3) the effect of the Reorganization on the expense ratio of each class of the Fund relative to its current expense ratio;

      (4)  the  costs  to  be   incurred  by  each  Fund  as  a  result  of  the
           Reorganization;

      (5)  the tax consequences of the Reorganization;

      (6)  possible alternatives to the proposed Reorganization; and

      (7) the potential benefits of the transaction to other persons, including Fund Adviser, Batterymarch, Bartlett, Legg Mason, and Legg Mason Financial Partners, Inc.

      The Reorganization was recommended to the Board of Bartlett Capital Trust by Bartlett at meetings held on May 10, 1999 and June 21, 1999, and to the Board of Global Trust by Batterymarch at meetings held on May 3, 1999 and June 28, 1999. In recommending the Reorganization, Bartlett and Batterymarch advised each Board that the investment advisory and administration fee schedule applicable to Legg Mason International Fund would be lower than that currently in effect for Bartlett International Fund and that it is likely Bartlett would cease to absorb expenses of Bartlett International Fund. The Board considered the fact that Legg Mason International Fund has a better performance record and that Bartlett International Fund has had more difficulty in attracting assets than Legg Mason International Fund. The Boards also considered the similarity in investment objectives and strategies between the two Funds.


DESCRIPTION OF SECURITIES TO BE ISSUED

      Global Trust is registered with the SEC as an open-end management investment company. It has an authorized capitalization of 1,250,000,000 shares of common stock (par value $0.001 per share), 125,000,000 shares of which are allocated to Class A shares, 125,000,000 shares of which are allocated to Primary Class shares and 125,000,000 of which are allocated to Navigator Class shares. Shares of Legg Mason International Fund entitle their holders to one vote per full share and fractional votes for fractional shares held.

      Legg Mason International Fund does not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing directors unless fewer than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or Global Trust's Articles of Incorporation, or at their discretion.


TEMPORARY WAIVER OF INVESTMENT RESTRICTIONS

      Certain fundamental investment restrictions of Bartlett International Fund, which prohibit it from acquiring more than a stated percentage of ownership of another company, might be construed as restricting its ability to carry out the Reorganization. By approving the Reorganization Plan, Bartlett International Fund shareholders will be agreeing to waive, only for the purpose of the Reorganization, those fundamental investment restrictions that could prohibit or otherwise impede the transaction.


FEDERAL INCOME TAX CONSIDERATIONS

      The  exchange  of  Bartlett  International  Fund's  assets  for Legg Mason
International Fund shares and Legg Mason International Fund's assumption of Bartlett International Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. The Funds have received an opinion of their counsel, Kirkpatrick & Lockhart LLP, substantially to the effect that -

            (1) Legg Mason International Fund's acquisition of Bartlett International Fund's assets in exchange solely for Legg Mason International Fund shares and Legg Mason International Fund's assumption of Bartlett International Fund's liabilities, followed by Bartlett International Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their Bartlett International Fund shares, will qualify as a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            (2) Bartlett International Fund will recognize no gain or loss on the transfer to Legg Mason International Fund of its assets in exchange solely for Legg Mason International Fund shares and Legg Mason International Fund's assumption of Bartlett International Fund's liabilities or on the subsequent distribution of those shares to Bartlett International Fund's shareholders in constructive exchange for their Bartlett International Fund shares:

            (3) Legg Mason International Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Legg Mason International Fund shares and its assumption of Bartlett International Fund's liabilities;

            (4) Legg Mason International Fund's basis for the transferred assets will be the same as the basis thereof in Bartlett International Fund's hands immediately before the Reorganization, and Legg Mason International Fund's holding period for those assets will include Bartlett International Fund's holding period therefor;

            (5) A Bartlett International Fund shareholder will recognize no gain or loss on the constructive exchange of all its Bartlett International Fund shares solely for Legg Mason International Fund shares pursuant to the Reorganization; and

            (6) A Bartlett International Fund shareholder's aggregate basis for the Legg Mason International Fund shares to be received by it in the Reorganization will be the same as the aggregate basis for its Bartlett International Fund shares to be constructively surrendered in exchange for those Legg Mason International Fund shares, and its holding period for those Legg Mason International Fund shares will include its holding period for those Bartlett International Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

      Shareholders of Bartlett International Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

      The following table shows the capitalization of each Fund as of December 31, 1998, and on a PRO FORMA combined basis as of December 31, 1998, giving effect to the Reorganization (amounts are in thousands):



                                    LEGG MASON              BARTLETT INTERNATIONAL      COMBINED FUND
                                    ----------              ----------------------      -------------
                                 INTERNATIONAL FUND                 FUND                 (PRO FORMA)
                                 ------------------         -----------------------     -------------


Net Assets....................          $ 258,566                   $ 57,182                  $ 315,748
Net Asset Value Per Share.....  $ 12.64  -   Primary        $ 11.50  -   Class A       $ 12.64  -   Class A
                                             Class          $ 12.07  -   Class A       $ 12.64  -   Primary Class
                                $ 12.64  -   Navigator                   (plus sales
                                             Class                       charge)       $ 12.64  -   Navigator Class
                                                            $ 11.34  -   Class C
                                                            $ 11.46  -   Class Y

Shares Outstanding............  20,454   -   Primary          4,161  -   Class A       3,786,122 -  Class A
                                             Class              345  -   Class C      20,764,287 -  Primary Class
                                     4   -   Navigator          472  -   Class Y         431,522 -  Navigator Class
                                             Class






ADDITIONAL   INFORMATION  ABOUT  LEGG  MASON   INTERNATIONAL  FUND  -  FINANCIAL
HIGHLIGHTS

      The table below provides selected per share data and ratios for one share of Legg Mason International Fund for each of the periods shown. This information is supplemented by the financial statements and accompanying notes in Legg Mason International Fund's Annual Report to Shareholders for the fiscal year ended December 31, 1998, which are incorporated by reference. The financial statements and notes for the fiscal years ended December 31, 1998 and earlier shown below have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report is included in the Annual Report to Shareholders.



                             INTERNATIONAL EQUITY TRUST -- PRIMARY CLASS SHARES
                             --------------------------------------------------

                                                                        Income from
                                                                   Investment Operations
                                              -------------------------------------------------------------

                                                                       Net Realized &
                                                                       Unrealized Gain
                                                                          (Loss) On
                                                                        Investments,
                                                                      Options, Futures
                                                                         and Foreign          Total From
        For the            Net Asset Value,       Net Investment          Currency            Investment
  Years Ended Dec. 31      Beginning of Year          Income            Transactions          Operations
-------------------------  -----------------      --------------   ----------------------     ----------

1998                      $       11.78        $        0.01         $       0.99        $        1.00
1997                              12.09                 0.02                 0.19                 0.21
1996                              10.70                 0.02 (b)             1.74                 1.76
1995 (b)                          10.00                 0.04 (b)             0.77                 0.81



                                                        Distributions
                            -------------------------------------------------------------

For the Years                   In Excess of     From Net      In Excess of
Ended Dec. 31,     From Net         Net          Realized      Net Realized                     Net Asset
                  Investment     Investment       Gain on        Gain on          Total       Value, End of
                    Income         Income       Investments    Investments     Distribution        Year
                    ------         ------       -----------    -----------     ------------        ----

1998             $     (.14)   $       --      $      --      $       --      $       (.14)   $       12.64
1997                   (.08)           --            (.44)            --              (.52)           11.78
1996                   (.05)           --            (.32)            --              (.37)           12.09
1995 (a)               (.04)           --             --             (.07)            (.11)           10.70



            INTERNATIONAL EQUITY TRUST -- PRIMARY CLASS SHARES
--------------------------------------------------------------------------

                         RATIOS/SUPPLEMENTAL DATA
                                       Net
------------- ----------- -----------  Investment  ----------- -----------
                           Expenses    Income to                   Net
   For the       Total    to Average  Average Net   Turnover     Assets,
 Years Ended    Return    Net Assets   Assets (%)     Rate       End of
  Dec. 31,        (%)         (%)                      (%)        Year
                                                               (thousands -- $)
 -----------    ------    ----------- -----------   --------   ----------------

1998              8.49       2.14        .06           72        258,521
1997              1.76       2.17        .17           59        227,655
1996             16.49       2.25 (b)    .21 (b)       83        167,926
1995 (a)          8.11 (d)   2.25 (b,c)  .52 (b,c)     58 (c)     65,947

(a)   February 17, 1995 (commencement of operations) to December 31, 1995.
(b) Net of fees waived by the manager for expenses in excess of a voluntary expense limitation of 2.25%. If no fees had been waived by the manager, the annualized ratio of expenses to average daily net assets would have been: 1996, 2.32% and 1995, 2.91%.
(c)   Annualized.
(d)   Not annualized.

      REQUIRED  VOTE.   Approval  of  the   Reorganization   Plan  requires  the
affirmative vote of a majority of the outstanding voting securities of Bartlett International Fund.

                      THE BOARD UNANIMOUSLY RECOMMENDS THAT
                    THE SHAREHOLDERS VOTE "FOR" THE PROPOSAL

                            -------------------------


                                 OTHER BUSINESS

      The Board knows of no other business to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons designated in the proxies.


                                  MISCELLANEOUS


AVAILABLE INFORMATION

      Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance with those requirements files reports, proxy material and other information with the SEC. These reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, The Midwest Regional office of the SEC, Northwest Atrium Center, 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC, Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20459 at prescribed rates.

LEGAL MATTERS

      Certain legal matters in connection with the issuance of Legg Mason International Fund shares as part of the Reorganization will be passed upon by Legg Mason International Fund's counsel, Kirkpatrick & Lockhart LLP.


EXPERTS

      The audited financial statements of Legg Mason International Fund and Bartlett International Fund, incorporated herein by reference and incorporated by reference or included in their respective Statements of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent accountants for the Funds, whose reports thereon are included in the Funds' Annual Reports to Shareholders for the fiscal year ended December 31, 1998. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated herein by reference in reliance on their reports given on their authority as experts in auditing and accounting matters.

                                   APPENDIX A
                                   ----------


                             PRINCIPAL SHAREHOLDERS
                             ----------------------


      The following table sets forth the beneficial ownership of each Fund's outstanding equity securities as of ______ __, 1999 by each beneficial owner of 5% or more of a Fund's outstanding equity securities.


                     LEGG MASON INTERNATIONAL EQUITY TRUST

NAME AND ADDRESS                    NATURE OF       AMOUNT       PERCENT
----------------                    ---------       ------       -------
                                    OWNERSHIP
                                    ---------








                       BARTLETT VALUE INTERNATIONAL FUND

NAME AND ADDRESS                    NATURE OF       AMOUNT       PERCENT
----------------                    ---------       ------       -------
                                    OWNERSHIP
                                    ---------

                                   APPENDIX B

                    AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of July 2, 1999, between BARTLETT CAPITAL TRUST, a Massachusetts business trust ("Trust"), on behalf of Bartlett Value International Fund, a segregated portfolio of assets ("series") thereof ("Target"), and LEGG MASON GLOBAL TRUST, INC., a Maryland corporation ("Corporation"), on behalf its Legg Mason International Equity Trust series ("Acquiring Fund"). (Target and Acquiring Fund are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and Trust and Corporation are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by either Fund are made and shall be taken or undertaken by Corporation on behalf of Acquiring Fund and by Trust on behalf of Target.

      The  Investment  Companies  wish to effect a  reorganization  described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"), and intend this Agreement to be a "plan of reorganization" within the meaning of the regulations under the Code. The reorganization will involve the transfer to Acquiring Fund of Target's assets in exchange solely for voting shares of common stock in Acquiring Fund, par value $0.001 per share ("Acquiring Fund Shares"), and the assumption by Acquiring Fund of Target's liabilities, followed by the constructive distribution of the Acquiring Fund Shares PRO rata to the holders of shares of common stock in Target ("Target Shares") in exchange therefor, all on the terms and conditions set forth herein. The foregoing transactions are referred to herein collectively as the "Reorganization."

      The Target Shares are divided into three classes, designated Class A, Class C, and Class Y shares ("Class A Target Shares," "Class C Target Shares," and "Class Y Target Shares," respectively). The Acquiring Fund Shares also are divided into three classes, designated Class A, Primary Class, and Navigator Class shares ("Class A Acquiring Fund Shares," "Primary Class Acquiring Fund Shares," and "Navigator Class Acquiring Fund Shares," respectively). Each class of Acquiring Fund Shares is substantially similar to the corresponding class of Target Shares (the Funds' Class A Shares correspond to each other, Class C Target Shares correspond to Primary Class Acquiring Fund Shares, and Class Y Target Shares correspond to Navigator Class Acquiring Fund Shares), except that Class C Target Shares are subject to a contingent deferred sales charge, while Primary Class Acquiring Fund Shares are not subject to such a charge.

      In consideration of the mutual promises contained herein, the parties agree as follows:

1.    PLAN OF REORGANIZATION AND TERMINATION

      1.1. Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor --

            (a) to issue and deliver to Target the number of full and fractional (rounded to the third decimal place) (i) Class A Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) ("Target Value") attributable to the Class A Target Shares by the net asset value ("NAV") of a Class A Acquiring Fund Share (computed as set forth in paragraph 2.2), (ii) Primary Class Acquiring Fund Shares determined by dividing the Target Value attributable to the Class C Target Shares by the NAV of a Primary Class Acquiring Fund Share (as so computed), and (iii) Navigator Class Acquiring Fund Shares determined by dividing the Target Value attributable to the Class Y Target Shares by the NAV of a Navigator Class Acquiring Fund Share (as so computed), and

            (b) to assume all of Target's liabilities described in paragraph 1.3 ("Liabilities"). Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2. The Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

      1.3. The Liabilities shall include (except as otherwise provided herein) all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time.

      1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

      1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. Such distribution shall be accomplished by Corporation's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, by class (I.E., the account for a Shareholder of Class A Target Shares shall be credited with the respective PRO RATA number of Class A Acquiring Fund Shares due that Shareholder, the account for a Shareholder of Class C Target Shares shall be credited with the respective PRO RATA number of Primary Class Acquiring Fund Shares due that Shareholder, and the account for a Shareholder of Class Y Target Shares shall be credited with the respective PRO RATA number of Navigator Class Acquiring Fund Shares due that Shareholder). All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within twelve months after the Effective Time, Target shall be terminated as a series of Trust and any further actions shall be taken in connection therewith as required by applicable law.

      1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.    VALUATION

      2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Target's then-current prospectuses and statement of additional information ("SAI") less (b) the amount of the Liabilities as of the Valuation Time.

      2.2. For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Fund Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectuses and SAI.

      2.3. All computations pursuant to paragraph 2.1 shall be made by or under the direction of Bartlett & Co. All computations pursuant to paragraph 2.2 shall be made by or under the direction of Legg Mason Fund Adviser, Inc. ("LMFA") and Batterymarch Financial Management, Inc.

3.    CLOSING AND EFFECTIVE TIME

      3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at Corporation's principal office on or about September 30, 1999, or at such other place and/or on such other date as to which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the parties may agree ("Effective
Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

      3.2. Trust's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information
(including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately following the Closing, does or will conform to such information on Target's books immediately before the Closing. Trust's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.3. Trust shall deliver to Corporation at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Target Shares (by class) owned by each Shareholder, all as of the Effective Time, certified by the Secretary or Assistant Secretary of Trust. Corporation's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. Corporation shall issue and deliver a confirmation to Trust evidencing the Acquiring Fund Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Trust that such Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

      3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.    REPRESENTATIONS AND WARRANTIES

      4.1.  Target represents and warrants as follows:

            4.1.1. Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares ("Business Trust"), that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; and a copy of its Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") is on file with the Secretary of the Commonwealth of Massachusetts;

            4.1.2. Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration will be in full force and effect at the Effective Time;

            4.1.3. Target is a duly established and designated series of Trust;

            4.1.4. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

            4.1.5. Target's current prospectuses and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            4.1.6. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of the Declaration of Trust or Trust's By-Laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by Corporation;

            4.1.7. Except as otherwise disclosed in writing to and accepted by Corporation, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

            4.1.8. Except as otherwise disclosed in writing to and accepted by Corporation, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Trust's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders, this Agreement constitutes a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

            4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Trust, except for (a) the filing with the

      Securities and Exchange Commission ("SEC") of a registration statement by Corporation on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

            4.1.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Corporation for use therein;

            4.1.13. The Liabilities were incurred by Target in the ordinary course of its business and are associated with the Assets; and there are no Liabilities other than liabilities disclosed or provided for in Trust's financial statements referred to in paragraph 4.1.19 and liabilities incurred by Target in the ordinary course of its business subsequent to December 31, 1998, or otherwise previously disclosed to Corporation, none of which has been materially adverse to the business, assets, or results of Target operations;

            4.1.14. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it. The Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing;

            4.1.15. Target is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of section 368(a)(3)(A) of the Code;

            4.1.16. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

            4.1.17. Target will be terminated as soon as reasonably practicable after the Effective Time, but in all events within twelve months thereafter;

            4.1.18. Target's federal income tax returns, and all applicable state and local tax returns, for all taxable years to and including the taxable year ended December 31, 1997, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

            4.1.19. The financial statements of Trust for the year ended December 31, 1998, to be delivered to Corporation, fairly represent the financial position of Target as of that date and the results of its operations and changes in its net assets for the year then ended.

      4.2.  Acquiring Fund represents and warrants as follows:

            4.2.1. Corporation is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and a copy of its Articles of Incorporation is on file with the Secretary of the State of Maryland;

            4.2.2. Corporation is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

            4.2.3. Acquiring Fund is a duly established and designated series of Corporation;

            4.2.4. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

            4.2.5. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

            4.2.6. Acquiring Fund's current prospectuses and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of Corporation's Articles of Incorporation or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Trust;

            4.2.8. Except as otherwise disclosed in writing to and accepted by Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against Corporation with respect to

      Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Corporation's board of directors (together with Trust's board of trustees, the "Boards"), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by Corporation, except for
      (a) the filing with the SEC of the Registration Statement and a post-effective amendment to Corporation's registration statement on Form N1-A and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

            4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Trust for use therein;

            4.2.12. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

            4.2.13. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at NAV in the ordinary course of that business;

            4.2.14. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Income Tax Regulations under the Code), (b) use a significant portion of Target's historic business assets (within the meaning of section 1.368-1(d)(3) of the Income Tax Regulations under the
      Code) in a business, (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

            4.2.15. There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

            4.2.16. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

            4.2.17. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Target;

            4.2.18. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years to and including the taxable year ended December 31, 1997, have been timely filed and all taxes payable pursuant to such returns have been timely paid;

            4.2.19. The financial statements of Corporation for the year ended December 31, 1998, to be delivered to Trust, fairly represent the financial position of Acquiring Fund as of that date and the results of its operations and changes in its net assets for the year then ended; and

            4.2.20. If the Reorganization is consummated, Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of Acquiring Fund Shares for the purpose of making additional investments in Acquiring Fund Shares, regardless of the value of the Acquiring Fund Shares so received.

      4.3.  Each Fund represents and warrants as follows:

            4.3.1. The fair market value of the Acquiring Fund Shares when received by each Shareholder will be approximately equal to the fair market value of its Target Shares constructively surrendered in exchange therefor;

            4.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person related (within the meaning of section 1.368-1(e)(3) of the Income Tax Regulations under the Code) to either Fund or (ii) any portion of the Acquiring Fund Shares to be received by them in the Reorganization to any person related (as so defined) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

            4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

            4.3.4. Immediately following consummation of the Reorganization, Acquiring Fund will hold substantially the same assets and be subject to substantially the same liabilities that Target held or was subject to immediately prior thereto (in addition to the assets and liabilities Acquiring Fund then held or was subject to), plus any liabilities and expenses of the parties incurred in connection with the Reorganization;

            4.3.5. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

            4.3.6. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

            4.3.7. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions not made as part of the Reorganization and (b) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

            4.3.8. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement; investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

            4.3.9. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" of Acquiring Fund within the meaning of section 304(c) of the Code; and

            4.3.10. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses").

5.    COVENANTS

      5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that:

            (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and

            (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing; provided that (1) Target shall not dispose of more than an insignificant portion of its historic business assets during such period without Acquiring Fund's prior consent and (2) if Target's shareholders' approve this Agreement (and the transactions contemplated hereby), then between the date of such approval and the Closing, the Investment Companies shall coordinate the Funds' respective portfolios so that the transfer of the Assets to Acquiring Fund will not cause it to fail to be in compliance with all of its investment policies and restrictions immediately after the Closing.

      5.2. Target covenants to call a shareholders' meeting to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

      5.3. Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      5.4.  Target  covenants that it will assist  Corporation in obtaining such
information  as  Corporation   reasonably  requests  concerning  the  beneficial
ownership of Target Shares.

      5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Corporation at the Closing.

      5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

      5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws it may deem appropriate in order to continue its operations after the Effective Time.

      5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT

      Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

      6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Boards and shall have been approved by Target's shareholders in accordance with applicable law.

      6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Investment Company may for itself waive any of such conditions.

      6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

      6.4. Trust shall have received an opinion of Kirkpatrick & Lockhart LLP substantially to the effect that:

            6.4.1. Acquiring Fund is a duly established series of Corporation, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

            6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by Corporation on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Trust on behalf of Target, is a valid and legally binding obligation of Corporation with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and non-assessable;

            6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Corporation's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Corporation (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Corporation (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Trust;

            6.4.5. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Corporation on behalf of Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

            6.4.6. Corporation is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

            6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Corporation (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and
      (b) Corporation (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Trust.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.5. Corporation shall have received an opinion of Kirkpatrick & Lockhart LLP substantially to the effect that:

            6.5.1. Target is a duly established series of Trust, a Business Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Declaration of Trust to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

            6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Trust on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by Corporation on behalf of Acquiring Fund, is a valid and legally binding obligation of Trust with respect to Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate the Declaration of Trust or Trust's By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Trust (with respect to Target) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Trust (with respect to Target) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Corporation;

            6.5.4. To the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Trust on behalf of Target of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

            6.5.5. Trust is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

            6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target and (b) Trust (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Corporation.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the Commonwealth of Massachusetts, on an opinion of competent
Massachusetts counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.6. Each Investment Company shall have received an opinion of Kirkpatrick & Lockhart LLP, addressed to and in form and substance satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraph 3.4. The Tax
Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

            6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders constructively in exchange for the Shareholders' Target Shares, will qualify as a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            6.6.2. Target will recognize no gain or loss on the transfer to Acquiring Fund of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

            6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

            6.6.4. Acquiring Fund's basis for the Assets will be the same as the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

            6.6.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

            6.6.6. A Shareholder's aggregate basis for the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis for its Target Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided they are held as capital assets by the Shareholder at the Effective Time.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

7.    BROKERAGE FEES AND EXPENSES

      7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      7.2. Except as otherwise provided herein, all the Reorganization Expenses will be borne by LMFA.

8.    ENTIRE AGREEMENT; NO SURVIVAL

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.    TERMINATION OF AGREEMENT

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's shareholders:

      9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 1999; or

      9.2.  By the parties' mutual agreement.

In the event of termination under paragraphs 9.1(c) or 9.2, there shall be no liability for damages on the part of either Fund, or the directors, trustees, or officers of either Investment Company, to the other Fund.

10.   AMENDMENT

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.

11.   MISCELLANEOUS

      11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      11.3 The parties acknowledge that Trust is a Business Trust. Notice is hereby given that this instrument is executed on behalf of Trust's trustees solely in their capacities as trustees, and not individually, and that Trust's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, or shareholders but are only binding on and enforceable against Targets' assets and property. Acquiring Fund agrees that, in asserting any rights or claims under this Agreement, it shall look only to Target's assets and property in settlement of such rights or claims and not to such trustees or shareholders.

      11.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.


ATTEST:                                 BARTLETT CAPITAL TRUST,
                                        on behalf of its series,
                                        Bartlett Value International Fund



 /s/ Susan L. Silva                     By:   /s/ Marie K. Karpinski
-------------------------                     -------------------------
Susan L. Silva                                Marie K. Karpinski
Secretary                                     Vice President


Attest:                                 LEGG MASON GLOBAL TRUST, INC.,
                                        on behalf of its series,
                                        Legg Mason International Equity Trust



/s/ Susan L. Silva                      By:    /s/ Marie K. Karpinski
-------------------------                     -------------------------
Susan L. Silva                                 Marie K. Karpinski
Secretary                                      Vice President

                                   APPENDIX C


             COMPARISON OF INVESTMENT OBJECTIVES AND LIMITATIONS OF
   BARTLETT VALUE INTERNATIONAL FUND AND LEGG MASON INTERNATIONAL EQUITY TRUST



=======================================================================================================================

           LEGG MASON INTERNATIONAL                                                    BARTLETT VALUE
                 EQUITY FUND                                                         INTERNATIONAL FUND
=======================================================================================================================
=======================================================================================================================

             Investment Objective                                                   Investment Objective
=======================================================================================================================
=======================================================================================================================

To seek maximum long-term total return                                To seek capital appreciation
=======================================================================================================================
=======================================================================================================================

Seeks to achieve objective by investing                               Seeks to achieve objective by investing
substantially all the Fund's assets in                                primarily in foreign equity securities believed
non-U.S. equity securities                                            to be attractively priced relative to their
                                                                      intrinsic value.  Income is a secondary
                                                                      consideration.
=======================================================================================================================

             Types Of Investments                                                   Types Of Investments
=======================================================================================================================

Under normal circumstances, Fund invests at                           Under normal circumstances, Fund invests at
least 65% of its assets in equity securities                          least 65% of its assets in equity securities of
of issuers located outside of the United                              non-U.S. issuers
States
=======================================================================================================================

Fund invests substantially all of its assets                          Fund invests primarily in equity securities of
in non-U.S. equity securities.                                        non-U.S. issuers generally consisting of common
                                                                      stocks, common stock equivalents and preferred
                                                                      stocks.
=======================================================================================================================

Fund expects to remain substantially fully                            No requirement that the Fund invest exclusively
invested in equity securities                                         in foreign equity securities


When cash is temporarily available or for                             Fund may invest a portion of its assets in
temporary defensive purposes, Fund may invest                         U.S. government obligations, debt and equity
without limit in cash and                                             obligations of U.S. issuers, and repurchase
U.S. dollar-denominated money market                                  agreements, and may hold a portion of its
instruments, including repurchase agreements                          assets in cash and U.S. dollar-denominated time
of domestic issuers                                                   deposits.
=======================================================================================================================


                                                          C-1

=======================================================================================================================

           LEGG MASON INTERNATIONAL                                                    BARTLETT VALUE
                 EQUITY FUND                                                         INTERNATIONAL FUND
=======================================================================================================================

Fund examines securities from over 20                                 Fund may invest in countries in Europe, the Far
international stock markets, with emphasis on                         East, Latin America, Asia, Africa, Canada,
several of the largest - Japan, the United                            Australia, and other geographic regions.
Kingdom, France, Canada, and Germany
=======================================================================================================================


Fund will normally be diversified across a                            Fund may, from time to time, have more than 25%
broad range of industries and across a number                         of its total assets invested in any major
of countries                                                          industrial or developed country which in the
                                                                      view of Bartlett poses no unique investment risk

Fund may invest more than 25% of its total
assets in securities of issuers located in a                          For temporary defensive purposes, Fund may
single country                                                        invest substantially all of its assets in one
                                                                      or two countries
=======================================================================================================================

When cash is temporarily available or for                             For temporary defensive purposes, Fund may hold
temporary defensive purposes, Fund may invest                         all or a portion of its assets in money market
without limit in short-term debt instruments,                         instruments, cash equivalents, short-term
including government, corporate, or money                             government and corporate obligations or
market securities of domestic issuers                                 repurchase agreements


Such short-term investments will be rated in
one of the four highest rating categories by
S&P or Moody's or, if unrated by S&P or
Moody's, judged to be of comparable quality
=======================================================================================================================



                                                          C-2

=======================================================================================================================

           LEGG MASON INTERNATIONAL                                                    BARTLETT VALUE
                 EQUITY FUND                                                         INTERNATIONAL FUND
=======================================================================================================================

Fund may invest in stock index futures and                            Fund may engage in option transactions
options and may enter into forward foreign                            involving equity securities, debt securities,
currency exchange contracts in order to                               futures contracts, and stock indexes.  Fund may
protect against fluctuations in exchange                              also engage in option transactions involving
rates.                                                                foreign currencies and foreign stock indexes.


Fund may enter into futures contracts and                             Fund may not purchase or sell futures contracts
related options provided not more than 5% of                          or related contracts or purchase related
its net assets are required as a futures                              options if, immediately thereafter, more than
contract deposit and/or premium; in addition,                         one-third of its net assets would be hedged.
the Fund may not enter into futures contracts                         In addition, the Fund may not enter into
or related options if, as a result, more than                         transactions involving futures contracts and
20% of the Fund's total assets would be so                            related options if such transactions would
invested                                                              result in more than 5% of the fair market value
                                                                      of the Fund's assets being deposited as initial
                                                                      margin for such transaction.
=======================================================================================================================

Fund may not invest more than 15% of its                              Fund may not invest more than 10% of its assets
assets in illiquid investments                                        in illiquid investments


                                                                      Fund does not intend to invest more than 5% of
                                                                      its net assets in restricted securities
=======================================================================================================================


Fund may invest in the securities of other                            Same policy
investment companies, but it will not own
more than 3% of the total outstanding voting
stock of any investment company, invest more
than 5% of it total assets in any one
investment company, or invest more than 10%
of its total assets in investment companies
in general
=======================================================================================================================


Fund may invest up to 35% of its total assets                         Fund may invest in securities of issuers based
in emerging market securities                                         in emerging markets
=======================================================================================================================



                                                          C-3

=======================================================================================================================

           LEGG MASON INTERNATIONAL                                                    BARTLETT VALUE
                 EQUITY FUND                                                         INTERNATIONAL FUND
=======================================================================================================================

Fund may not make short sales of securities                           Fund may employ several investment techniques,
or maintain a short position, except that the                         including the use of options, hedging programs,
Fund may (a)make short sales and maintain                             currency transactions, repurchase agreements,
short positions in connection with its use of                         lending of portfolio securities, short sales
options, futures contracts and options on                             "against the box" and forward commitment
futures contracts and (b)sell short "against                          transactions
the box" (the Fund does not intend to make
short sales during the coming year)
=======================================================================================================================

     Fundamental Investment Restrictions                                    Fundamental Investment Restrictions
=======================================================================================================================

                  Borrowing                                                              Borrowing
=======================================================================================================================
=======================================================================================================================
Fund may not borrow money, except from banks                          Fund will not borrow money, except (a) from a
or through reverse repurchase agreements or                           bank, provided that immediately after such
dollar rolls for temporary purposes in an                             borrowing there is an asset coverage of 300%
aggregate amount not to exceed 33 1/3% of the                         for all borrowings of the Fund; or (b) from a
total assets (including borrowings) less                              bank or other persons for temporary purposes
liabilities (exclusive of borrowings), of the                         only, provided that such temporary borrowings
Fund; provided that borrowings, including                             are in an amount not exceeding 5% of the Fund's
reverse repurchase agreements and dollar                              total assets at the time when the borrowing is
rolls, in excess of 5% of such value will be                          made.  Fund will not borrow money in excess of
only from banks                                                       one-third of the Fund's total assets at the
                                                                      time when the borrowing is made.

Fund has a non-fundamental policy that it
will not purchase securities if borrowings,                           Fund has a non-fundamental policy that it will
including reverse repurchase agreements and                           not invest in mortgage-related securities and
dollar rolls, exceed 5% of its total assets                           will limit its borrowings to an amount not
                                                                      exceeding 5% of the Fund's total assets at the
                                                                      time when the borrowing is made
=======================================================================================================================



                                                          C-4

=======================================================================================================================

           LEGG MASON INTERNATIONAL                                                    BARTLETT VALUE
                 EQUITY FUND                                                         INTERNATIONAL FUND
=======================================================================================================================
=======================================================================================================================

               Diversification                                                        Diversification
=======================================================================================================================
=======================================================================================================================

Fund may not, with respect to 75% of its                              Fund will not purchase the securities of any
total assets, invest more than 5% of its                              issuer if such purchase at the time thereof
total assets (taken at market value) in                               would cause less than 75% of the value of its
securities of any one issuer, or purchase                             total assets to be invested in cash and cash
more than 10% of the voting securities of any                         items (including receivables), securities
one issuer (other than, in each case, cash                            issued by the U.S. government, its agencies or
items, securities of the U.S. Government, its                         instrumentalities and repurchase agreements
agencies and instrumentalities and securities                         with respect thereto, securities of other
issued by other investment companies)                                 investment companies, other securities for the
                                                                      purposes of this calculation limited in respect
                                                                      of any one issuer to an amount not greater in
                                                                      value than 5% of the value of the total assets
                                                                      of the Fund and to not more than 10% of the
                                                                      outstanding voting securities of such issuer.
=======================================================================================================================

              Senior Securities                                                      Senior Securities
=======================================================================================================================
=======================================================================================================================

Fund may not issue senior securities, except                          Fund will not issue senior securities.  This
as permitted by the 1940 Act                                          limitation is not applicable to activities that
                                                                      may be deemed to involve the issuance or sale
                                                                      of a senior security by the Fund, provided that
                                                                      the Fund's engagement in such activities is
                                                                      consistent with or permitted by the 1940 Act,
                                                                      the rules and regulations promulgated
                                                                      thereunder or interpretations of the SEC or its
                                                                      staff.
=======================================================================================================================

                 Underwriting                                                           Underwriting
=======================================================================================================================

Fund may not engage in the business of                                Fund will not act as an underwriter of
underwriting the securities of other issuers                          securities issued by other persons.  This
except insofar as the Fund may be deemed an                           limitation is not applicable to the extent
underwriter under the Securities Act of 1933,                         that, in connection with the disposition of
as amended, in disposing of a portfolio                               portfolio securities (including restricted
security                                                              securities), the Fund may be deemed an
                                                                      underwriter under certain federal securities
                                                                      laws.
=======================================================================================================================



                                                          C-5

=======================================================================================================================

           LEGG MASON INTERNATIONAL                                                    BARTLETT VALUE
                 EQUITY FUND                                                         INTERNATIONAL FUND
=======================================================================================================================
=======================================================================================================================

                 Real Estate                                                            Real Estate
=======================================================================================================================
=======================================================================================================================

Fund may not buy or hold any real estate                              Fund will not purchase, hold or deal in real
other than instruments secured by real estate                         estate.  This limitation is not applicable to
or interests therein                                                  investments in securities which are secured by
                                                                      or represent interest in real estate or to
                                                                      securities issued by companies including real
                                                                      estate investment trusts, that invest in real
                                                                      estate or interests in real estate.  This
                                                                      limitation does not preclude the Fund from
                                                                      investing in mortgage-related securities.
=======================================================================================================================
=======================================================================================================================

                 Commodities                                                            Commodities
=======================================================================================================================
=======================================================================================================================

Fund may not purchase or sell any commodities                         Fund will not purchase, hold or deal in
or commodities contracts, except that the                             commodities or commodities futures contracts
Fund may purchase or sell currencies; futures                         except as described in the prospectuses and
contracts on currencies, securities or                                statement of additional information.  This does
securities indexes, options on currencies,                            not preclude the Fund from investing in futures
securities, and securities indexes; and                               contracts, put and call options on foreign
options on interest rate and currency futures                         currencies or forward currency exchange
contracts                                                             contracts.
=======================================================================================================================
=======================================================================================================================

                    Loans                                                                  Loans
=======================================================================================================================
=======================================================================================================================

Fund may not make loans, except loans of                              Fund will not make loans to other persons,
portfolio securities and except to the extent                         except (a) by loaning portfolio securities,
the purchase of notes, bonds, or other                                (b)by engaging in repurchase agreements, or
evidences of indebtedness, the entry into                             (c)by purchasing nonpublicly offered debt
repurchase agreements, or deposits with banks                         securities.  For purposes of this limitation,
and other financial institutions may be                               the term "loans" shall not include the purchase
considered loans                                                      of a portion of an issue of publicly
                                                                      distributed bonds, debentures or other
                                                                      securities.
=======================================================================================================================


                                                          C-6

=======================================================================================================================

           LEGG MASON INTERNATIONAL                                                    BARTLETT VALUE
                 EQUITY FUND                                                         INTERNATIONAL FUND
=======================================================================================================================
=======================================================================================================================

            Industry Concentration                                                 Industry Concentration
=======================================================================================================================
=======================================================================================================================

Fund may not purchase any security if, as a                           Same policy
result thereof, 25% or more of its total
assets would be invested in the securities of
issuers having their principal business
activities in the same industry.  This
limitation does not apply to securities
issued or guaranteed by the U.S. Government,
its agencies or instrumentalities and
repurchase agreements with respect thereto.
=======================================================================================================================
=======================================================================================================================

    Mortgaging, Pledging or Hypothecating                                  Mortgaging, Pledging or Hypothecating
=======================================================================================================================
=======================================================================================================================

No equivalent policy                                                  Fund will not mortgage, pledge, hypothecate or
                                                                      in any manner transfer, as security for
                                                                      indebtedness, any assets of the Fund except as
                                                                      may be necessary in connection with borrowings
                                                                      described above.  (Margin deposits, security
                                                                      interests, liens and collateral arrangements
                                                                      with respect to transactions involving options,
                                                                      futures contracts, short sales and other
                                                                      permitted investments and techniques are not
                                                                      deemed to be a mortgage, pledge or
                                                                      hypothecation of assets for purposes of this
                                                                      limitation.)
=======================================================================================================================

                    Margin                                                                 Margin
=======================================================================================================================

Fund may not buy securities on margin, except                         Fund will not purchase securities or evidences
margin for short-term credits necessary for                           of interest thereon on "margin".  This
clearance of portfolio transactions and                               limitation is not applicable to short term
except that the Fund may make margin deposits                         credit obtained by the Fund for the clearance
in connection with the use of permitted                               of purchases and sales or redemption of
futures contracts and options on futures                              securities, or to arrangements with respect to
contracts as well as options on currencies,                           transactions involving options, futures
securities and securities indexes.  THIS IS A                         contracts, short sales and other permitted
NON-FUNDAMENTAL POLICY OF LEGG MASON                                  investments and techniques (including foreign
INTERNATIONAL FUND.                                                   currency exchange contracts).  THIS IS A
                                                                      FUNDAMENTAL POLICY OF BARTLETT INTERNATIONAL
                                                                      FUND.
=======================================================================================================================



                                                          C-7


                                   APPENDIX D

L e g g   M a s o n   G l o b a l   T r u s t ,   I n c . :

      L e g g   M a s o n   I n t e r n a t i o n a l    E q u i t y   T r u s t








            CLASS A SHARES PROSPECTUS                  AUGUST 2, 1999







                                                       logo


                                                       HOW TO INVEST(SM)




As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

      T A B L E   O F   C O N T E N T S



A b o u t t h e f u n d:

     xx        Investment Objective

     xx        Principal Risks

     xx        Performance

     xx        Fees and Expenses of the Fund

     xx        Management

A b o u t y o u r i n v e s t m e n t:

     xx        How to invest

     xx        How to sell your shares

     xx        Account policies

     xx        Services for investors

     xx        Dividends and taxes

     xx        Financial highlights

LEGG MASON GLOBAL TRUST, INC.

                           INTERNATIONAL EQUITY TRUST:

         Three classes of International Equity Trust shares are offered to the public: Class A, Primary Class and Navigator Class. The terms and conditions of Primary Class and Navigator Class shares are discussed in separate prospectuses. Class A shares, which have been authorized, have not yet been issued.

[icon]   I N V E S T M E N T  O B J E C T I V E

         INVESTMENT OBJECTIVE: maximum long-term total return

         PRINCIPAL INVESTMENT STRATEGIES: Batterymarch Financial Management, Inc., the fund's adviser, currently intends to invest substantially all of the fund's assets in non-U.S. equity securities.

         The primary focus of the adviser is stock selection, with a secondary focus on country allocation. The adviser uses a bottom-up, quantitative stock selection process for the developed markets portion of the fund's portfolio. The cornerstone of this process is a proprietary stock selection model that ranks the 2,800 stocks in the fund's principal investable universe by relative attractiveness on a daily basis. The quantitative factors within this model are intended to measure growth, value, fundamental expectations and technical indicators (I.E., supply and demand). Because the same quantitative factors are not effective across all markets due to individual market characteristics, the adviser adjusts the stock selection model to include factors that its research indicates are effective, eliminating factors that are not valid in a particular market. The adviser runs the stock selection model and re-balances the portfolio daily, purchasing all stocks ranked "buys" by the model and selling all stocks ranked "sells." Stocks are sold when the original reason for purchase no longer pertains, the fundamentals have deteriorated or portfolio re-balancing warrants.

         Country allocation for the developed markets portion of the fund is based on rankings generated by the adviser's proprietary country model. The adviser examines securities from over 20 international stock markets, with emphasis on several of the largest: Japan, the United Kingdom, France, Canada and Germany.

         The fund may invest up to 35% of its total assets in emerging market securities. The adviser's investment strategy for the emerging markets portion of the fund represents a distinctive combination of tested quantitative methodology and traditional fundamental analysis. The emerging markets allocation focuses on higher-quality, dominant companies which the adviser believes to have strong growth prospects and reasonable valuations. Country allocation for the emerging markets portion of the portfolio also combines quantitative and fundamental approaches.

         The fund's investment portfolio will normally be diversified across a broad range of industries and across a number of countries, consistent with the objective of maximum total return. The adviser may also seek to enhance portfolio returns through active currency hedging strategies.

         More than 25% of the fund's total assets may be denominated in a single currency or invested in securities of issuers located in a single country.

         When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market or economic situations, the fund may invest without limit in cash and U.S. dollar-denominated money market instruments, including repurchase agreements of domestic issuers. Such securities will be rated investment grade or, if unrated, will be determined by the fund's adviser to be equivalent to investment grade. The fund may not achieve its investment objective when so invested.

[icon]   P R I N C I P A L  R I S K S

         IN GENERAL

         As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; investors can lose money by investing in the fund. There is no assurance that the fund will meet its investment objective.

         MARKET RISK

         The fund invests primarily in foreign equity securities. Prices of equity securities generally fluctuate more than those of other securities. The fund may experience a substantial or complete loss on an individual stock. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

         FOREIGN SECURITIES RISK

         Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country.

         In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Some foreign governments have defaulted on principal and interest payments.

         Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the fund to pursue its rights against a foreign government in that country's courts.

         EMERGING MARKETS RISK

         The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

         Because the fund may invest up to 35% of its total assets in emerging market securities, investors should be able to tolerate sudden, sometimes substantial fluctuations in the value of their investments. An investment in any fund that invests in emerging market securities should be considered speculative.

         CURRENCY RISK

         Because the fund invests significantly in securities denominated in foreign currencies, its value can be affected by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled. The fund may from time to time hedge a portion of its currency risk, using currency futures, forwards, or options. However, these instruments may not always work as intended, and in specific cases the fund may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available.

         On January 1, 1999, the conversion of European currencies into the Euro began and is expected to continue into 2002. Full implementation of the Euro may be delayed and difficulties with the conversion may significantly impact European capital markets resulting in increased volatility in world capital markets. Individual issuers may suffer substantial losses if they or their suppliers are not adequately prepared for the transition.

         CONCENTRATION AND NON-DIVERSIFICATION

         A fund concentrating a significant portion of its investments in a single country, currency or industry will be more susceptible to factors adversely affecting issuers within that country, currency or industry than would a less concentrated portfolio of securities.

         INVESTMENT MODELS

         The proprietary models used by the adviser to evaluate securities or securities markets are based on the adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the models.

         YEAR 2000

         Like other mutual funds (and most organizations around the world), the fund could be adversely affected by computer problems related to the year 2000. These could interfere with operations of the fund, its adviser, or its distributor, and could impact companies in which the fund invests. The year 2000 poses an even greater risk for foreign securities.

         While no one knows if these problems will have any impact on the fund or on financial markets in general, the manager and its affiliates are taking steps to protect fund investors. These include efforts to determine that the problem will not directly affect the systems used by major service providers.

         Whether these steps will be effective can only be known for certain in the year 2000.

[icon]   P E R F O R M A N C E

         The fund has three authorized classes of shares: Class A shares, Primary Class shares, and Navigator Class shares. Class A shares, which have been authorized, have not yet been issued. The information provided below is for Primary Class shares, which is the class with the longest history. Each class is subject to different expenses and a different sales charge structure. Primary Class and Navigator Class shares are offered through separate prospectuses. Navigator Class shares are available only to certain investors. The information below provides an indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.1 Annual returns assume reinvestment of dividends and distributions. Historical performance of a fund does not necessarily indicate what will happen in the future.

INTERNATIONAL EQUITY TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

     20%   16.49
     15%
     10%                                              8.49
      5%                         1.76
      0%
           1996                  1997                 1998

DURING THE LAST THREE CALENDAR YEARS ENDING DECEMBER 31, 1998:

---------------------------------------------------------------------------
                           Quarter Ended              Total Return
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Best quarter:             March 31, 1998             +15.70%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Worst quarter:            September 30, 1998         -20.06%
---------------------------------------------------------------------------

In the following table, average annual total returns as of December 31, 1998 are compared with the Morgan Stanley Capital International Europe, Australia and the Far East (EAFE) Index, which is an unmanaged index of common stocks of foreign companies.

-------------------------
1 The performance figures listed in the bar chart and tables are for Primary Class shares of the fund, which are offered separately in another prospectus. Annual performance figures for Class A shares of the fund would have been substantially similar because Class A and Primary Class shares invest in the same portfolio of securities. Such performance figures differ only to the extent that Class A and Primary Class shares are not subject to the same expenses.

---------------------------------------------------------------------------
                                         1 YEAR          LIFE OF CLASS
---------------------------------------------------------------------------
---------------------------------------------------------------------------
International Equity Trust                +8.49%           +8.88%(a)

---------------------------------------------------------------------------
---------------------------------------------------------------------------
MSCI EAFE Index                          +20.00%          +11.18%(b)
---------------------------------------------------------------------------

These figures include changes in principal value, reinvested dividends and capital gain distributions, if any.

(a) February 17, 1995  (commencement  of  operations)  to December 31, 1998.
(b) February 28, 1995 to December 31, 1998.

[icon]   F E E S   A N D   E X P E N S E S   O F   T H E   F U N D

The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and reduce its dividends. Other expenses include transfer agency, custody, professional and registration fees. Shares of the fund are subject to an initial sales charge and a 12b-1 fee. Certain shares of the fund are subject to a 1% contingent deferred sales charge ("CDSC") if redeemed within one year after purchase.

         The fees shown are current fees, and the expenses shown are based on expenses for the fiscal year ended December 31, 1998. The fees and expenses are calculated as a percentage of average net assets.

         CLASS A SHARES - INTERNATIONAL EQUITY TRUST

SHAREHOLDER FEES
(fees paid directly from your investment)

 -----------------------------------------------------------------------

Maximum  sales charge on purchases  (as a % of offering       4.75%
price) (a)

Maximum  deferred  sales  charge  (as a % of net  asset       None
value) (b)

 -----------------------------------------------------------------------

         ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from fund assets)

 -----------------------------------------------------------------------

Management fees (c)                                           0.75%
Distribution and/or Service (12b-1) fees                      0.25%
Other expenses                                                0.26%
Total Annual Fund Operating Expenses (c)                      1.26%


-----------------------------------

(a) Sales charge waivers and reduced sales charge purchase plans are available for Class A shares of the fund. See "How to Invest."
(b) A CDSC of 1% of the net asset value of Class A shares of the fund will be imposed on redemptions of shares purchased pursuant to the front-end sales charge waiver for purchases of $1 million or more of Class A shares of the fund made within 1 year of the purchase date. See "How to Invest."
(c) Legg Mason Fund Adviser, Inc., as investment adviser, has voluntarily agreed to waive its fees so that expenses of Class A shares of the fund (exclusive of taxes, interest, brokerage, and extraordinary expenses) do not exceed 1.50% of the fund's average daily net assets attributable to that class. This voluntary waiver may be terminated at any time. With this waiver, management fees and total annual fund operating expenses would have been 0.75% and 1.26%, respectively.

EXAMPLE:

         This example helps you compare the cost of investing in Class A shares of the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in Class A shares of the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. Actual returns may be higher or lower than 5% per year.

 -------------------------------------------------------------------------

                             1 YEAR      3 YEARS    5 YEARS    10 YEARS

 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 International Equity
 Trust                        $597        $856       $1,134     $1,925
   Class A Shares
 -------------------------------------------------------------------------

[icon]   M A N A G E M E N T

Management and Adviser:

         Legg Mason Fund Advisor, Inc. ("the Manager"), 100 Light Street, Baltimore, Maryland 21202, is the fund's manager. The Manager is responsible for investment management and administrative services and for overseeing the fund's relationships with outside service providers, such as the custodian, transfer agent, accountants, and lawyers.

         For its services during the fiscal year ended December 31, 1998, the fund paid the Manager 0.75% of its average daily net assets.

         The Manager acts as manager or adviser to investment companies with aggregate assets of $18.1 billion as of March 31, 1999.

         Batterymarch Financial Management, Inc. ("Batterymarch"), 200 Clarendon Street, Boston, Massachusetts 02116, is investment adviser to the fund.
Batterymarch is responsible for the actual investment management of the fund, which includes making investment decisions and placing orders to buy or sell a particular security.

         The Manager pays Batterymarch a monthly fee of 66 2/3% of the fee it receives from the fund. Fees paid to Batterymarch are net of any waivers.

         Batterymarch acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Batterymarch were approximately $4.5 billion, as of March 31, 1999.

Portfolio management:

         A Batterymarch investment team has been responsible for the day-to-day management of International Equity Trust since its inception.

Distributor of the fund's shares:

         Legg Mason Wood Walker, Inc. ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, is the distributor of the fund's shares. The fund has adopted a service plan pertaining to Class A shares ("Class A Plan"), which allows the fund to pay a shareholder service fee for services provided to Class A shareholders. Under the Class A Plan, the fund may pay Legg Mason an annual service fee equal to 0.25% of its average daily net assets attributable to Class A shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         Legg Mason may enter into agreements with other brokers to sell Class A shares of the fund, under which it may pay such brokers up to 90% of the service fee that it receives from the fund for sales of Class A fund shares.

         The Manager, Batterymarch, and Legg Mason are each wholly-owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon]   H O W   T O   I N V E S T

         To open a regular account or a retirement account with the fund, contact a Legg Mason financial advisor or other entity that has entered into an agreement with the fund's distributor to sell shares of the Legg Mason family of funds. A Legg Mason financial advisor will explain the shareholder services available from the fund and answer any questions you may have. The minimum initial investment for regular accounts and retirement accounts is $1,000 and the minimum for each purchase of additional shares is $100, except as noted below.

         Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. For more information on investing in Class A shares of the fund through tax-deferred retirement plans, please see Appendix A to this Prospectus. Also, you should contact your Legg Mason financial advisor or other entity offering shares of the fund to discuss which one might be appropriate for you.

SHARE PURCHASE SCHEDULE:

         The offering price of fund shares is equal to the net asset value per share plus a front-end sales charge determined from the following schedule (which may be amended from time to time):

 ------------------------------------------------------------------------------
                                                             DEALER
                     SALES CHARGE AS   SALES CHARGE AS   REALLOWANCE AS A
                     A PERCENTAGE OF   A PERCENTAGE OF    PERCENTAGE OF
 AMOUNT OF PURCHASE  PURCHASE PRICE    NET INVESTMENT    OFFERING PRICE
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000       4.75%             4.99%             4.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 to $49,999      4.50%             4.71%             3.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 to $99,999      4.00%             4.17%             3.25%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 to             3.50%             3.63%             2.75%
 $249,999
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 to             2.50%             2.56%             2.00%
 $499,999
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 to             2.00%             2.04%             1.60%
 $999,999
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $1 million or more*     0.00%             0.00%             1.00%**

 ------------------------------------------------------------------------------

* A CDSC of 1% of the shares' net asset value at the time of purchase or sale, whichever is less, may be charged on redemptions of shares purchased pursuant to the front-end sales charge waiver for purchases of $1 million or more made within 1 year of the purchase date. See "How to Sell Your Shares" for a discussion of any applicable CDSC on Class A shares.

** Legg Mason will pay the following commissions to brokers that initiate and are responsible for purchases of shares of the fund by any single purchaser of $2 million or more in the aggregate: 0.80% up to $2,999,999, plus 0.50% of the excess over $3 million up to $20 million, plus 0.25% of the excess over $20 million.

         SALES CHARGE WAIVERS:

Purchases of shares of the fund made by the following investors will not be subject to a sales charge:
o  advisory  clients (and  related  accounts) of the Manager  or  Batterymarch
o certain employee benefit or retirement accounts (subject to the discretion of the Manager);
o  officers and directors of Legg Mason Global Trust, Inc.;
o  employees of Legg Mason, Inc. and its affiliates;
o registered representatives or full-time employees of broker/dealers that have dealer agreements with Legg Mason;
o  the children, siblings and parents of such persons;
o broker/dealers, registered investment advisers, financial institutions or financial planners for the accounts of clients participating in "wrap fee" advisory programs that adhere to certain standards and that are subject to agreements between those entities and Legg Mason;
o purchases of $1,000,000 or more (purchases of Class A shares in two or more Legg Mason funds may be combined for this purpose).

Investors may be eligible for a reduced sales charge on purchases of fund shares through a Right of Accumulation or under a Letter of Intent.

RIGHT OF ACCUMULATION:

To receive the Right of Accumulation, investors must give Legg Mason or their broker/dealer sufficient information to permit qualification. If qualified, investors may purchase Class A shares of the fund at the sales charge applicable to the total of:
o  the dollar amount being purchased plus
o the dollar amount of the investors' concurrent purchases of Class A shares of other Legg Mason funds plus
o  the price of all Class A shares of the fund already held by the investor.

LETTER OF INTENT:

Investors may execute a Letter of Intent indicating an aggregate amount to be invested in fund shares in the following thirteen months. All purchases made during that period will be subject to the sales charge applicable to that aggregate amount.

If a Letter of Intent is executed within 90 days of a prior purchase of fund shares, the prior purchase may be included under the Letter of Intent and an adjustment will be made to the applicable sales charge. The adjustment will be based on the current net asset value of fund. If the total amount of purchases does not equal the aggregate amount covered by the Letter of Intent after the thirteenth month, you will be required to pay the difference between the sales charges paid at the reduced rate and the sales charge applicable to the purchases actually made.

Shares having a value equal to 5% of the amount specified in the Letter of Intent will be held in escrow during the thirteen month period (while remaining registered your name) and will be subject to redemption to assure any necessary payment to Legg Mason of a higher applicable sales charge.

ONCE YOUR  ACCOUNT  IS OPEN,  YOU MAY USE THE  FOLLOWING  METHODS TO ADD TO YOUR
ACCOUNT:

--------------------------------------------------------------------------------
IN PERSON           Give your  financial  advisor a check for $100 or more
                    payable to the fund.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MAIL                Mail your  check,  payable  to the  fund,  for $100 or
                    more to your financial advisor.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TELEPHONE OR WIRE   Call your  financial  advisor  to  transfer  available
                    cash  balances  in  your   brokerage   account  or  to
                    transfer   money  from  your  bank  directly  to  Legg
                    Mason.  Wire  transfers  may be  subject  to a service
                    charge by your bank.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FUTURE FIRST        Contact  your Legg Mason  financial  advisor to enroll
SYSTEMATIC          in Legg  Mason's  Future First  Systematic  Investment
INVESTMENT PLAN     Plan.  Under this plan,  you may arrange for automatic
                    monthly  investments  in the fund of $50 or more.  The
                    fund's transfer agent will transfer funds monthly from
                    your Legg Mason account or from your checking  account
                    to      purchase      shares      of     the     fund.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    AUTOMATIC  Arrangements  may be  made  with  some  and
                    financial  INVESTMENTS and financial  institutions for
                    regular automatic  monthly  investments of $50 or more
                    in shares of the fund. You may also reinvest dividends
                    from certain unit  investment  trusts in shares of the
                    fund.
--------------------------------------------------------------------------------

         Call your financial advisor or another entity offering the fund for sale with any questions regarding the investment options above. Certain investment methods may be subject to lower minimum initial and additional investments.

         Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. Any such fees will be in addition to any sales charges payable on purchases of fund shares. You should consult their program literature for further information.

         Purchase orders received by your financial advisor or the entity offering the funds before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value, plus any applicable sales charge, as of the close of the exchange on that day. Orders received after the close of the exchange will be processed at the fund's net asset value as of the close of the exchange on the next day the exchange is open. Payment must be made within three business days to Legg Mason.

[icon]   H O W   T O   S E L L   Y O U R   S H A R E S

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions imposed by those entities. You should consult their program literature for further information.

Any of the following methods may be used to sell your shares:

-------------------------------------------------------------------------------

TELEPHONE          Call your Legg Mason financial advisor or entity offering the fund and request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.

                   Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of $18. Be sure that your financial advisor has your bank account information on file.

                   The funds will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

MAIL               Send a letter to the fund  requesting  redemption  of
                   your  shares.  The letter  should be signed by all of
                   the owners of the account and their signatures guaranteed without qualification. You may obtain a signature guarantee from most banks or securities dealers.
-------------------------------------------------------------------------------

Your order will be processed promptly and you will generally receive the proceeds within a week. Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason financial advisor or another entity (plus any applicable CDSC).

         Redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear. Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

         CDSC APPLICABLE TO CERTAIN FUND SHARES:

         If you redeem fund shares within one year that were purchased without a sales charge because the purchase totaled $1 million or more, you will be subject to a CDSC of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. You may exchange such shares purchased without a sales charge for Class A shares of another Legg Mason fund without being charged a CDSC. You will be subject to a CDSC if you redeem shares acquired through an exchange.

         Fund shares that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) shares redeemed more than 1 year after their purchase. The amount of any CDSC will be paid to Legg Mason.

[icon] A C C O U N T P O L I C I E S

         CALCULATION OF NET ASSET VALUE:

         Net asset value per share is determined daily as of the close of the New York Stock Exchange, on every day that the exchange is open. To calculate the fund's share price, its assets attributable to each class are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares of that class outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under the guidance of the Board of Directors.

         Securities for which market quotations are readily available are valued at the last sale price of the day for a comparable position, or, in the absence of any such sales, the last available bid price for a comparable position. Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the fund's adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

         OTHER:

         Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

         If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds.

         The fund reserves the right to:

         o reject any order for shares or suspend the offering of shares for a period of time;

         o change its minimum investment amounts; or

         o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon]   S E R V I C E S   F O R   I N V E S T O R S

         For further information regarding any of the services below, please contact your financial advisor or other entity offering the fund for sale.

CONFIRMATIONS AND ACCOUNT STATEMENTS:

         You will receive from Legg Mason a confirmation after each transaction involving fund shares (except a reinvestment of dividends, capital gain distributions and purchases made through the Future First Systematic Investment Plan or through automatic investments). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account, in which case a statement will be sent quarterly. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase fund shares through automatic investments.

FUTURE FIRST SYSTEMATIC INVESTMENT PLAN

         If you invest in Class A shares of the Fund, you may buy additional Class A shares through the Future First Systematic Investment Plan. Under this plan, you may arrange for automatic monthly investments in Class A shares of $50 or more by authorizing Boston Financial Data Services, the fund's transfer agent, to transfer funds to be used to buy those shares at the per share net asset value determined on the day the funds are sent by your bank. You will receive a quarterly account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.

SYSTEMATIC WITHDRAWAL PLAN:

         If you are purchasing or already own Class A shares of the fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. The amounts paid to you each month are obtained by redeeming sufficient Class A shares from your account to provide the withdrawal amount that you have specified. The Systematic Withdrawal Plan is not currently available for shares held in an Individual Retirement Account ("IRA"), Simplified Employee Pension Plan ("SEP"), Savings Incentive Match Plan for Employees ("SIMPLE") or other qualified retirement plan. You may change the monthly amount to be paid to you without charge not more than once a year by notifying Legg Mason or the affiliate with which you have an account. Redemptions will be made at the shares' net asset value determined as of the close of regular trading of the Exchange on the first day of each month. If the Exchange is not open for business on that day, the shares will be redeemed at the net asset value determined as of the close of regular trading of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in your account must be automatically reinvested in the applicable class of shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

         Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan because you may incur tax liabilities in connection with such purchases and withdrawals. The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

EXCHANGE PRIVILEGE:

         Shares of the fund may be exchanged for Class A shares in any other Legg Mason fund that offers Class A shares, provided the fund being exchanged into is eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

         There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. In addition, an exchange of the fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

         The fund reserves the right to:

         o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year;

         o terminate or modify the exchange privilege after 60 days' notice to shareholders.

REINSTATEMENT PRIVILEGE:

         If you have redeemed your Class A fund shares, you may reinstate your fund account without a sales charge up to the dollar amount redeemed by purchasing Class A fund shares within 90 days of redemption. Within 90 days of redemption, contact Legg Mason or your broker/dealer and notify them of you desire to reinstate and give them an order for the amount to be purchased. The reinstatement will be made at the net asset value next determined after the notification and purchase order have been received by the transfer agent.

[icon]   D I S T R I B U T I O N S   A N D   T A X E S

         The Fund declares and pays dividends annually. Dividends from net short-term capital gain and distributions of substantially all net capital gain (the excess of net long-term capital gain over net short-term capital loss) and any net realized gain from foreign currency transactions generally are declared and paid after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

         Your dividends and distributions will be automatically reinvested in additional Class A shares of the fund. If you wish to receive dividends and/or distributions in cash, you must notify the fund at least 10 days before the next dividend and/or distribution is to be paid.

         If the postal or other delivery service is unable to deliver your check, your distribution option will automatically be converted to having all dividends and distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends of net investment income and any net short-term capital gains will be taxable as ordinary income. Distributions of the fund's net capital gain will be taxable as long-term capital gain, regardless of how long you have held your fund shares.

         The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

         The fund's dividend and interest income, and gains realized from the disposition of foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.

         A tax statement is sent to you at the end of each year detailing the tax status of your distributions.

         The fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund will also withhold 31% of all dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

         Because each investor's tax situation is different, please consult your tax advisor about federal, state and local tax considerations.

[icon]   F I N A N C I A L   H I G H L I G H T S

The financial highlights table is intended to help you understand the fund's financial performance since inception. As stated above, the fund has three authorized classes of shares: Class A shares, Primary Class shares, and Navigator Class shares. Class A shares, which have been authorized, have not yet been issued. The information provided below is for Primary Class shares, which is the class with the longest history. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.


------------------------------------------------------------------------------------------------------------------------------------
                 INTERNATIONAL EQUITY TRUST - PRIMARY CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                           Investment Operations                                            Distributions

------------------------------------------------------------------------------------------------------------------------------------

For the     Net          Net        Net Realized       Total From    From Net     From Net       In excess of     Total       Net
Years       Asset        Invest-    & Unrealized       Investment    Investment   Realized       Net Realized     Distri      Asset
Ended       Value,       ment       Gain               Operations    Income       Gain on        Gain on          butions     Value,
Dec. 31,    Beginning    Income     on Investments                                Investments    Investments                  End of
            of Year                 Options, Futures                                                                          Year
                                    Foreign Currency
                                    Transactions
------------------------------------------------------------------------------------------------------------------------------------

1998       $11.78         $.01         $0.99            $1.00         $(0.14)           --            --         $(0.14)      $12.64
------------------------------------------------------------------------------------------------------------------------------------

1997        12.09          .02          0.19             0.21          (0.08)      $(0.44)            --          (0.52)       11.78
------------------------------------------------------------------------------------------------------------------------------------

1996        10.70                       1.74             1.76          (0.05)       (0.32)            --          (0.37)       12.09
                           .02(b)

------------------------------------------------------------------------------------------------------------------------------------
1995(a)     10.00                       0.77             0.81          (0.04)           --       $(0.07)          (0.11)       10.70
                           .04(b)
------------------------------------------------------------------------------------------------------------------------------------







          ----------------------------------------------------------------
                             Ratios/Supplemental Data
          ----------------------------------------------------------------
                      Expenses to      Net                   Net Assets,
            Total     Average Net   Investment   Portfolio   End of Year
            Return      Assets      Income to     Turnover   (thousands)
                                   Average Net      Rate
                                      Assets
          ----------------------------------------------------------------
  ------------------------------------------------------------------------
  1998       8.49%      2.14%         0.06%         72%       $258,521
  ------------------------------------------------------------------------
           ---------------------------------------------------------------
  1997       1.76%      2.17%         0.17%         59%        227,655
  ------------------------------------------------------------------------
  ------------------------------------------------------------------------
  1996      16.49%      2.25%(b)      0.21%(b)      83%        167,926
  ------------------------------------------------------------------------
  ------------------------------------------------------------------------
  1995(a)                                           58%(c)      65,947
             8.11%(d)   2.25%(b),(c)  0.52%(b),(c)
  ------------------------------------------------------------------------

A    February 17, 1995  (commencement of operations) to December 31, 1995.

B Net of fees waived by the Manager for expenses in excess of a voluntary expense limitation of 2.25% of average daily net assets. If no fees had been waived by the Manager, the annualized ratio of expenses to average daily  net  assets  would  have  been:  1996,  2.32%  and  1995,  2.91%.
C    Annualized.
D    Not annualized.

                          APPENDIX A: INVESTING THROUGH
                          TAX-DEFERRED RETIREMENT PLANS

         Investors may invest in Class A shares of the fund through IRAs, SEPs, SIMPLEs and other qualified retirement plans. In general, income earned through the investment of assets of qualified retirement accounts and plans is not taxed to the beneficiaries thereof until the income is distributed to them. Investors who are considering establishing such a plan should consult their attorneys or other tax advisors with respect to individual tax questions. Please contact your Financial Advisor or other entity offering the fund for further information with respect to these plans.

INDIVIDUAL RETIREMENT ACCOUNTS - IRAs

         TRADITIONAL IRA. Certain investors may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, then each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. However, a married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that the contribution to either does not exceed $2,000. If your employer's plan qualifies as a SIMPLE, permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

         Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Class A shares of the fund through non-deductible IRA contributions, up to certain limits, because all dividends and other distributions on your Class A shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than the end of the taxable year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or certain other situations.

         ROTH IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $2,000 per tax year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

         EDUCATION IRA. Although not technically for retirement savings, Education IRAs provide a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than $500 may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or transferred to an Education IRA of a qualified family member).

L e g g   M a s o n   G l o b a l   T r u s t ,   I n c .

The following additional information about the fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - the SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) the prospectus. The SAI provides additional details about the fund and its policies.

ANNUAL AND SEMIANNUAL REPORTS - additional information about the fund's investments is available in its annual and semiannual reports to shareholders. These reports provide detailed information about the fund's portfolio holdings and operating results.

         To request the SAI or any reports to shareholders, or to obtain more information:

         o call toll-free 1-800-822-5544;

         o visit us on the Internet via http://www.leggmason.com

         o write to us at: Legg Mason Wood Walker, Incorporated 100 Light Street, P.O. Box 1476 Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, D.C. (phone 1-800-SEC-0330). Reports and other information about the fund are available on the SEC's Internet site at http://www.sec.gov. Investors may also write to: SEC, Public Reference Section, Washington, D.C. 20549-6009. A fee will be charged for making copies.


LMF-___                 SEC file number 811-07418.

                                   APPENDIX E

PORTFOLIO MANAGERS' COMMENTS

INTERNATIONAL EQUITY TRUST

Performance ahead of the MSCI EAFE index for the first half of 1998, the Legg Mason International Equity Trust lost ground in the second half due to stock selection in Europe and an underweighted position in Japan relative to the index. International markets saw increased volatility as investors responded emotionally to short-term shocks rather than long-term fundamentals. This was evident as our short-term measures, earnings expectations and technical factors worked well while the longer-term measures, earnings growth and traditional value, did not. In the third quarter, global investors were shaken by the Asian crisis, near-meltdown in Russia, risks in global financial institutions and fears of contagion into Latin America, and staged an emotional retreat into defensive issues such as utilities and pharmaceuticals. Throughout Europe, investors favored large-cap stocks regardless of value, a frenzy termed
"europhoria" in the press. Our stock selection process, oriented toward long-term measures of value and growth, favored European financials and cyclicals for the Fund. Investor confidence recovered in the fourth quarter. The Japanese market rallied dramatically following the unexpected interest rate cut in the US in mid-October, triggering a fall in the dollar. (The Japanese market was up 26.9% in dollars and 5.2% in local currency for the fourth quarter.) The strong yen hurt Japanese export companies and sparked a rally in financials. The Fund's underweight in Japan hurt performance for the quarter (although the underweight helped performance for the year as Japan underperformed the MSCI
EAFE Index for1998). The Fund ended the year 1998 with a return of 8.5%, trailing the MSCI EAFE index return of 20.0%. This was a difficult year for many managers; according to Lipper Analytical Services, Inc. the average International fund underperformed the MSCI EAFE index for 1998. Over the longer-term, the Fund's performance is in line with the MSCI EAFE index. The Fund's average annual total return for the three years ended December31, 1998, was 8.8% compared with 9.0% for the MSCI EAFE index.

MARKET OVERVIEW

The outlook for Europe is positive. The investment implications of the euro should be twofold: 1) higher fund flows into the large capitalization Pan-European stocks as investors restructure their portfolios from a national to a regional focus; and 2) a gradual change in analyst coverage from countries to sectors. Corporate restructuring continues as EMU forces European corporations to become more competitive. This will eventually lead to higher returns to equity holders as Europe moves away from a government-protected environment. In the fourth quarter, the pace of high-profile mergers accelerated. Lower interest rates and pension requirements have led to increased investment in equities. As the combination of lower inflation and monetary convergence forced down interest rates in European countries, investors have been faced with "sticker shock" in rolling over their interest-bearing instruments and have moved into equities. Moreover, the combination of aging demographics and the continued inadequacies of state-sponsored pension systems are forcing Europeans to save more and put savings into equities. In Japan, the stock market has shown recent significant positive returns in dollars. This may signal a recovery in this market, but there are still many barriers to significant improvements. The positives for Japan begin with the recent Government stimuli: public funds to support banks and tax cuts may have halted the downward trend of GDP, encouraged consumer spending and increased confidence in banking. Growth expectations for the next two years have improved and earnings revisions show signs of reaching bottom. The negatives: the recent emergency package is not enough to turn around bank company failures and it supports some companies that would naturally fail. The yen continues to strengthen which would continue to hurt export companies.

STRATEGY

We emphasize stock selection with a secondary focus on country selection. Our stock selection process ranks stocks daily across earnings growth, cash flow, expectations, traditional value and technical measures. We customize stock selection by market, based on which attributes are most predictive of excess return within each country. For portfolio construction, we systematically balance the expected returns of stocks with risk and country constraints. We combine expectations with our proprietary country ratings to determine optimal stock and country target weights. Our disciplined investment process remains oriented toward long-term measures of value and growth. The Fund is overweight in Europe and underweight in the Pacific. Earnings expectation revisions are more favorable in Europe than in the Pacific, and valuations remain more attractive. Looking ahead, we feel the Fund is well-positioned with better value than its benchmark and better growth opportunity. The Fund has a forward P/E of 12.6x compared with 21.8x for the Index, a two-year growth rate of 13.9% compared with 12.7% and a growth-to-P/E ratio of 1.1x compared with 0.6x for the Index. We feel the Fund is well diversified across countries and industries.

Batterymarch Financial Management, Inc.
February 18, 1999

                          LEGG MASON GLOBAL TRUST, INC.


                                     PART B

                      LEGG MASON INTERNATIONAL EQUITY TRUST
                   (A SERIES OF LEGG MASON GLOBAL TRUST, INC.)

                        BARTLETT VALUE INTERNATIONAL FUND
                      (A SERIES OF BARTLETT CAPITAL TRUST)

                                100 LIGHT STREET
                            BALTIMORE MARYLAND 21202

                       STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information relates specifically to the proposed Reorganization whereby Legg Mason International Equity Trust ("Legg Mason International Fund") would acquire the assets of Bartlett Value International Fund ("Bartlett International Fund") in exchange solely for shares of Legg Mason International Fund and the assumption by Legg Mason International Fund of Bartlett International Fund's liabilities. This Statement of Additional Information consists of this cover page, the PROFORMA financial statements of Legg Mason International Fund (giving effect to the Reorganization) for the fiscal year ended December 31, 1998, and the following described documents, each of which is incorporated by reference herein:

      (1) The Statement of Additional Information of Legg Mason International Fund, dated May 1, 1999.

      (2) The Statement of Additional Information of Bartlett International Fund, dated May 1, 1999.

      (3) The Annual Report to Shareholders of Legg Mason International Fund for the fiscal year ended December 31, 1998.

      (4) The Annual Report to Shareholders of Bartlett International Fund for the fiscal year ended December 31, 1998.

      This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus/Proxy Statement dated August 2, 1999 relating to the above-referenced matter. A copy of the Prospectus/Proxy Statement may be obtained by calling toll-free 1-800-822-5544. This Statement of Additional Information is dated August 2, 1999.


PRO FORMA PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
(UNAUDITED)                                                                       LM INTERNATIONAL        BARTLETT         PRO FORMA
                                                                                        EQUITY      VALUE INTERNATIONAL   COMBINED
------------------------------------------------------------------------------------------------------------------------------------
   CUSIP                      DESCRIPTION                             SHARES/PAR      MARKET VALUE      MARKET VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS AND EQUITY INTERESTS                            96.77%
              ARGENTINA                                        1.52%
450047204     IRSA Inversiones y Representaciones S.A. GDR                51,602.97            0.00     1,435,207.51    1,435,207.51
288121007     Telefonica de Argentia S.A.                                643,600.00    1,835,912.32                     1,835,912.32
984245100     YPF Sociedad Anonima SA ADR                                 55,000.00            0.00     1,536,562.50    1,536,562.50
                                                                                       1,835,912.32     2,971,770.01    1,835,912.32
              AUSTRALIA                                        4.46%
606666009     Amcor Ltd.                                                 192,900.00      824,248.85                       824,248.85
606558005     Australia * New Zealand Banking Group Limited              137.450.00      899,544.09                       899,544.09
612000000     Brambles Industries Ltd.                                    56,600.00            0.00     1,378,669.04    1,378,669.24
621141001     Comalco Limited                                             94,200.00      360,775.78
621503002     Commonwealth Bank of Australia                              40,600.00                                       576,271.71
635953000     GIO Australia Holdings Limited                             218,200.00      716,681.17                       716,681.17
633654009     Goodman Fielder Limited                                    428,600.00      433,353.76                       433,353.76
662460005     National Australia Bank Limited                            222,250.00    3,350,297.20                     3,350,297.20
632525408     National Australia Bank ADR                                 20,025.00            0.00     1,490,610.93    1,490,610.93
663710002     Newcrest Mining Limited                                    189,900.00      263,223.11                       263,223.11
676842008     St. George Bank Limited                                    154,300.00      974,834.86                       974,834.86
688692003     The News Corporation Limited                               109,550.00      723,665.05                       723,665.05
607614005     Westpac Banking Corporation Limited                        310,450.00    2,077,403.03                     2,077,403.03
                                                                                   -------------------------------------------------
                                                                                      11,200,298.61     2,869,279.97   14,069,578.58

              AUSTRIA                                          1.43%
499962009     Bank Austria Ag                                             47,400.00    2,410,327.09                     2,410,327.09
465145001     OMV AG                                                      22,400.00    2,111,134.80                     2,111,134.80
                                                                                   -------------------------------------------------
                                                                                       4,521,461.89                     4,521,461.89

              BELGIUM                                          3.70%
420720005     Compagnie Benelux Paribas SA                                36,900.00    3,100,795.49                     3,100,795.49
515029908     Dexia Belgium                                                8,600.00    1,430,431.01                     1,430,431.01
424749000     D'leteren SA                                                   890.00      487,865.20                       487,865.20
400152005     Fortis AG                                                    3,300.00                                     1,188,458.00
449774009     KBC Bancassurance Holding                                   34,500.00    2,714,492.33                     2,714,492.33
528676901     Suez Lyonnaise des Eaux                                     12,900.00    2,679,259.47                     2,679,259.47
549396901     Suez Lyonnaise des Eaux - Rights                            12,900.00       74,631.18                        74,631.18
551929904     Suez Lyonnaise des Eaux - Strip                             12,900.00          373.16                           373.16
                                                                                   -------------------------------------------------
                                                                                      11,676,306.04             0.00   11,676,306.04

              BRAZIL                                           0.04%
21962100      Companhia Paulista de Forca e Luz - CPFL                 1,900,000.00      136,803.77                       136,803.77
                                                                                   -------------------------------------------------
                                                                                         136,803.77             0.00      136,803.77


PRO FORMA PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
(UNAUDITED)                                                                       LM INTERNATIONAL      BARTLETT         PRO FORMA
                                                                                        EQUITY      VALUE INTERNATIONAL   COMBINED
------------------------------------------------------------------------------------------------------------------------------------
   CUSIP                      DESCRIPTION                             SHARES/PAR      MARKET VALUE      MARKET VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
              CANADA                                           0.37%
444204101     Hudson's Bay Co                                             44,800.00            0.00       567,144.26      567,144.26
73755l107     Potash Corporation of Saskatchewan, Inc. ADR                 9.200.00            0.00       587,650.00      587,650.00
                                                                                   -------------------------------------------------
                                                                                               0.00     1,154,794.26    1,154,794.26

              CHILE                                            0.41%
29274F104     Enersis S.A. ADR                                            50,500.00    1,303,531.25                     1,303,531.25
                                                                                   -------------------------------------------------
                                                                                       1,303,531.25             0.00    1,303,531.25

              DENMARK                                          0.57%
425304003     A/S Dampskibsselskabet Svendborg                                10.00      101,346.57                       101,346.57
540266905     Sophus Berendsen                                             9,750.00      338,568.26                       338,568.26
488987900     Tele Danmark A/S                                            10,100.00    1,363,213.55                     1,363,213.55
                                                                                   -------------------------------------------------
                                                                                       1,803,128.38                     1,803,128.38

              FINALND                                          1.66%
440274900     Finnlines OY                                                29,000.00    1,239,850.95                     1,239,850,95
451361901     Kemira Oyj                                                  99,500.00            0.00       712,247.50      712,247.50
449000900     Kesko Oyj                                                   55,000.00      819,768.58                       819,768.58
452518905     Metra Oyj                                                   47,700.00            0.00       823,220.24      823,220.24
507143907     Metsa-Serla Oyj                                            201,000.00    1,635,909.00                     1,635,909.00
                                                                                   -------------------------------------------------
                                                                                       3,695,528.53     1,535,467.74    5,230,996.27
              FRANCE                                           7.50%
402692909     Axa                                                          4,500.00      651,940.62                       651,940.62
410941009     Bollore Technologies SA                                      6,500.00    1,326,506.89                     1,326,506.89
506918903     Bouygues Offshore S.A.                                      22,700.00      523,346.45                       523,346.45
476837000     Cie de Saint Gobain                                          9,134.00            0.00     1,288,986.94    1,288,986.94
419954003     Ciments Francais                                            36,887.00    2,058,441.07                     2,058,441.07
408940005     Eridania Beghin-Say SA                                       1,200.00      207,547.84                       207,547.84
435879002     Groupe GTM                                                  12,600.00    1,307,100.70                     1,307,100.70
450270004     Lafarge SA                                                  33,400.00    3,172,133.79                     3,172,133.79
458836004     Michelin                                                    35,000.00            0.00     1,399,123.59    1,399,123.59
468382007     PSA Peugeot Citroen                                         18,000.00    2,784,832.77                     2,784,832.77
471279901     Renault SA                                                  78,100.00    3,506,188.52                     3,506,188.52
479883902     SEITA                                                       39,500.00    2,472,724.02                     2,472,724.02
495826901     Strafor-Facom SA                                             4,900.00      354,945.45                       354,945.45
89151E109     Total SA ADR                                                19,100.00            0.00       950,225.00      950,225.00
417592904     Vivendi                                                      6,400.00    1,659,810.41     1,659,810.41
                                                                                   -------------------------------------------------
                                                                                      20,025,518.53     3,638,335.53   23,663,854.06


PRO FORMA PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
(UNAUDITED)                                                                       LM INTERNATIONAL       BARTLETT         PRO FORMA
                                                                                        EQUITY      VALUE INTERNATIONAL   COMBINED
------------------------------------------------------------------------------------------------------------------------------------
   CUSIP                      DESCRIPTION                             SHARES/PAR      MARKET VALUE      MARKET VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
              GERMANY                                          8.79%
508657905     BASF AG                                                     13,550.00      517,088.68                       517,088.68
432541902     Bayerische Vereinsbank AG                                   47,500.00    3,719,398.78                     3,719,398.78
415052000     Buderus AG                                                   3,750.00            0.00     1,365,804.63
459858908     Continental AG                                              82,100.00    2,266,050.64                     2,266,050.64
552902900     DaimlerChrysler AG                                          25,074.00      887,743.31     1,544,685.00    2,432,428.31
528748908     Deutsche Lufthansa AG                                      122,500.00    1,181,327.25     1,523,580.94    2,704,908.19
435506902     Deutsche Pfrandbrief-und Hypothekenbank AG                  23,200.00    2,032,401.30                     2,032,401.30
511938904     Deutsche Telekom AG                                             50.00        1,644.07                         1,644.07
470170002     Preussag AG                                                  8,500.00    3,840,453.62                     3,840,453.62
533457909     Rheinmetall AG - Non-Voting Preferred                       32,650.00      613,191.53                       613,191.53
504773904     Siemens AG                                                  58,950.00    3,802,427.10                     3,802,427.10
549710903     Volkswagen AG                                               56,000.00    4,468,978.76                     4,468,978.76
                                                                                   -------------------------------------------------
                                                                                      23,330,705.04     4,434,070.57   27,764,775.61

              GREECE                                           0.81%
430307009     Ergo Bank S.A.                                              22,170.00    2,566,485.64                     2,566,485.64
                                                                                   -------------------------------------------------
                                                                                       2,566,485.64                     2,566,485.64

              HONG KONG                                        1.76%
618799001     Champion Technology Holdings                            20,118,000.00      332,374.41                       332,374.41
609701909     CLP Holdings Limited                                       732,000.00    3,646,961.64                     3,646,961.64
615967007     HKR International Ltd.                                     699,200.00      426,418.50                       426,418.50
643646003     Hong Kong Telecommunications Ltd.                          332,000.00      580,644.33                       580,644.33
645549007     Innovative International Holdings                          698,000.00       90,092.42                        90,092.42
604263905     Innovative International Holdings - Warrants                69,800.00           90.09                            90.09
668293905     Peregrine Investment Holdings Limited                      256,000.00            0.00                             0.00
685699902     Smartone Telecommunications                                151,000.00      419,032.99                       419,032.99
697720001     Wong's International Holdings Ltd.                         501,000.00       57,552.02                        57,552.02
697720001     Wong's International Holdings Ltd. - Warrants              100,200.00          336.26                           336.26
                                                                                   -------------------------------------------------
                                                                                       5,553,502.66             0.00    5,553,502.66

              INDIA                                            0.07%
61745C105     Morgan Stanley India Investment Fund                        34,000.00            0.00       229,500.00      229,500.00
                                                                                   -------------------------------------------------
                                                                                               0.00       229,500.00      229,500.00

              IRELAND                                          2.65%
019228402     Allied Irish Banks plc ADR                                  14,200.00            0.00     1,567,325.00    1,567,325.00
402068001     Allied Irish Banks plc                                     221,900.00    3,970,043.13                     3,970,043.13
407617000     Bank of Ireland                                             91,800.00    2,041,061.87                     2,041,061.87
481615003     Jefferson Smurfit Group Plc                                431,200.00      775,954.79                       775,954.79
                                                                                   -------------------------------------------------
                                                                                       6,787,059.79     1,567,325.00    8,354,384.79


PRO FORMA PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
(UNAUDITED)                                                                       LM INTERNATIONAL       BARTLETT         PRO FORMA
                                                                                        EQUITY      VALUE INTERNATIONAL   COMBINED
------------------------------------------------------------------------------------------------------------------------------------
   CUSIP                      DESCRIPTION                             SHARES/PAR      MARKET VALUE      MARKET VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
              ISRAEL                                           0.43%
609803903     Bezeq Israeli Telecommunication                            435,600.00    1,359,222.68                     1,359,222.68
              Corporation Ltd.
                                                                                   -------------------------------------------------

              ITALY                                            7.99%
406398008     Autostrada Torino-Milano S.p.A.                             86,200.00      455,124.74                       455,124.74
409918901     Banca Agricola Mantovana                                    49,800.00      811,702.80                       811,702.80
407294008     Banca Commerciale Itaiana                                  199,200.00    1,373,419.21                     1,373,419.21
552860900     Banca Nazionale del Lavoro (BNL)                           980,000.00    2,930,902.05                     2,930,902.05
407205004     Banca Popolare di Bergamo Credito                          122,600.00    2,973,334.54                     2,973,334.54
              Varesino SpA
407208008     Banca Popolare di Brescia                                   77,700.00    1,893,803.86                     1,893,803.86
443639901     ENI SpA                                                    353,200.00    2,307,030.75                     2,307,030.75
465224103     Istituto Mobiliare ADR                                      52,981.00            0.00     1,894,070.75    1,894,070.75
449221001     Italmobiliare                                               53,600.00    1,672,720.67                     1,672,720.67
436916001     Magneti Marelli                                            164,300.00      284,192.45                       284,192.45
404904005     Mondadori (Arnoldo) Editore SpA                             60,500.00      799,495.00                       799,495.00
468990007     Pirelli S.p.A.                                             113,600.00      363,792.07                       363,792.07
555657907     San Paolo IMI SpA                                           54,444.00      961,483.44                       961,483.44
529750903     Telecom Italia SpA                                         764,144.00    6,516,332.76                     6,516,332.76
                                                                                   -------------------------------------------------
                                                                                      23,343,334.34     1,894,070.75   25,237,405.09

              JAPAN                                            9.89%
613210004     Bridgestone Corp.                                          125,000.00    2,836,134.45                     2,836,134.45
617232004     Canon, Inc.                                                191,000.00    2,819,814.24     1,260,371.52    4,080,185.76
619730005     Citizen Watch Co.                                          329,000.00    1,978,947.37                     1,978,947.37
625144001     Daiwa Securities Co. Ltd.                                  429,000.00    1,464,785.49                     1,464,785.49
630720001     Eisai Company, Ltd.                                            150.00        2,919.06                         2,919.06
635652001     Fuji Photo Film                                              8,000.00      297,213.62                       297,213.62
635694003     Fujitsu Ltd.                                               124,000.00            0.00     1,650,773.99    1,650,773.99
635756000     Furukawa  Electric Co.                                     572,000.00    1,947,987.62                     1,947,987.62
465714301     Ito-Yokado ADR                                              20,300.00            0.00     1,400,700.00    1,400,700.00
646862003     Jaccs Co., Ltd.                                             99,000.00      446,616.54                       446,616.54
648424000     Katokichi Co., Ltd.                                          3,000.00       45,908.89                        45,908.89
648468007     Kawasaki Kisen Kaisha Ltd.                                 671,000.00      902,184.87                       902,184.87
649354008     Kishu Paper Co., Ltd.                                       10,000.00       19,367.33                        19,367.33
656946001     Marubeni Corporation                                        30,000.00       51,481.65                        51,481.65
656962008     Maruzen Showa Unyu Co., Ltd.                                 6,000.00       11,410.88                        11,410.88
657258901     Matsumotokiyoshi                                            41,000.00            0.00     1,584,873.95    1,584,873.95



PRO FORMA PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
(UNAUDITED)                                                                       LM INTERNATIONAL      BARTLETT         PRO FORMA
                                                                                        EQUITY      VALUE INTERNATIONAL   COMBINED
------------------------------------------------------------------------------------------------------------------------------------
   CUSIP                      DESCRIPTION                             SHARES/PAR      MARKET VALUE      MARKET VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
657270005     Matsushita Electric Industrial                              84,000.00            0.00     1,485,325.08    1,485,325.08
              Company Ltd.
690030002     Mazda Motor Corporation                                    180,000.00      700,574.97                       700,574.97
659586002     Minolta Co., Ltd.                                           75,000.00      369,526.76                       369,526.76
659716005     Mitsubishi Rayon Company, Ltd.                             215,000.00      587,660.33                       587,660.33
659758007     Mitsui O.S.K. Lines                                        189,000.00      304,272.45                       304,272.45
664154002     NSK Limited                                                146,000.00      544,997.79                       544,997.79
665880001     Olympus Optical Co., Ltd.                                   53,000.00      608,996.02                       608,996.02
674720008     Rohm Company Ltd.                                           12,000.00            0.00     1,092,260.06    1,092,260.06
673822003     Ricoh Company, Ltd.                                        110,000.00    1,013,887.66                     1,013,887.66
677634008     Sanrio Company, Ltd.                                        24,000.00      309,739.05                       309,739.05
679159004     Secom Co., Ltd.                                             22,000.00            0.00     1,821,494.91    1,821,494.91
685899007     Sumitomo Rubber Industries, Ltd.                            76,000.00      362,352.94                       362,352.94
685908006     Sumitomo Warehouse                                         121,000.00            0.00       530,880.14      530,880.14
646802009     The Bank of Iwate, Ltd.                                     17,820.00      914,250.33                       914,250.33
689556009     Toho Zinc Co., Ltd.                                        246,000.00      598,407.78                       598,407.78
698511003     Yakult Honsha Co., Ltd.                                    153,000.00      954,135.34                       954,135.34
698526001     Yamaha Motor Co., Ltd.                                      47,000.00      303,078.28                       303,078.28
                                                                                   -------------------------------------------------
                                                                                      20,396,921.71    10,826,679.65   31,223,601.36

              MALAYSIA                                         0.12%
668166002     Perlis Plantations Bhd                                     545,500.00            0.00       391,795.58      391,795.58
                                                                                   -------------------------------------------------
                                                                                               0.00       391,795.58      391,795.58

              NETHERLANDS                                      7.39%
525076907     ABN AMRO Holding NV                                         29,200.00      613,935.17                       613,935.17
546230905     AEGON N.V.                                                  36,300.00    4,455,623.57                     4,455,623.57
545831901     Akzo Nobel N.V.                                             59,200.00    2,694,203.44                     2,694,203.44
483590006     ASR Verzekeringsgroep N.V.                                  10,100.00      913,929.85                       913,929.85
501427900     Fortis Amev NV                                              11,350.00      940,043.65                       940,043.65
433289006     Fugro N.V.                                                  22,600.00      529,302.18                       529,302.18
522780907     Hollandsche Beton Groep N.V.                                23,900.00      295,140.26                       295,140.26
505887901     ING Groep N.V.                                              84,050.00    5,122,544.84                     5,122,544.84
505158907     Internatio-Muller NV                                        45,500.00    1,126,177.68                     1,126,177.68
523142909     Koninklijke Ahrend NV                                        3,000.00       68,504.82                        68,504.82
465975001     Koninklijke Van Ommeren N.V.                                43,300.00    1,348,299.36                     1,348,299.36
462730003     NBM-Amstelland N.V.                                         55,600.00    1,305,136.53                     1,305,136.53
N62648105     New Holland NV ADR                                         115,650.00            0.00     1,590,187.50    1,590,187.50
411969009     Roto Smeets de Boer N.V.                                    17,000.00      646,989.94                       646,989.94
519969901     Royal Volker Wessels Stevin N.V.                            56,468.00    1,103,090.22                     1,103,090.22



PRO FORMA PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
(UNAUDITED)                                                                       LM INTERNATIONAL      BARTLETT         PRO FORMA
                                                                                        EQUITY      VALUE INTERNATIONAL   COMBINED
------------------------------------------------------------------------------------------------------------------------------------
   CUSIP                      DESCRIPTION                             SHARES/PAR      MARKET VALUE      MARKET VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
535659908     Van der Moolen Holding N.V.                                  8,800.00      566,774.90                       566,774.90
                                                                                   -------------------------------------------------
                                                                                      21,729,696.41     1,590,187.50   23,319,883.91

              NEW ZEALAND                                      1.08%
634294904     Fletcher Callenge Energy                                   131,000.00      248,158.28                       248,158.28
688143007     Telecom Corporation of New Zealand                         731,000.00    3,173,410.86                     3,173,410.86
              Limited
                                                                                   -------------------------------------------------
                                                                                       3,421,569.14             0.00    3,421,569.14

              NORWAY                                           0.60%
401110002     Aker RGI ASA - B Shares                                      3,540.00       31,679.94                        31,679.94
521126904     Ekornes ASA                                                 13,800.00      110,785.02                       110,785.02
431038009     Elkem ASA                                                   78,600.00            0.00       941,317.37      941,317.37
506756907     Hafslund ASA                                                 3,900.00       16,629.60                        16,629.60
656531605     Norsk Hydro ASA ADR                                         18,000.00            0.00       615,375.00      615,375.00
476802905     Saga Petroleum ASA                                          20,900.00      191,162.73                       191,162.73
                                                                                   -------------------------------------------------
                                                                                         350,257.29     1,556,692.37    1,906,949.66

              PORTUGAL                                         2.23%
059479303     Banco Comercial Portugues, SA ADR                           37,000.00            0.00     1,123,875.00    1,123,875.00
417589900     Cimpor-Cimentos de Portugal, SGPS, SA                       76,250.00    2,435,102.99                     2,435,102.99
737265108     Portugal Fund Inc.                                          32,500.00            0.00       507,812.50      507,812.50
467620902     Portugal Telecom SA                                         62,467.00    2,865,381.48                     2,865,381.48
485959902     Semapa                                                       5,700.00      112,894.44                       112,894.44
                                                                                   -------------------------------------------------
                                                                                       5,413,378.91     1,631,687.50    7,045,066.41

              SINGAPORE                                        0.57%
625208905     Dairy Farm International Holdings Ltd.                   1,040,300.00          345.00     1,196,000.00    1,196,000.00
666369004     Oversea-Chinese Banking Corporation                         88,000.00      596,971.53                       596,971.53
              Ltd.
                                                                                   -------------------------------------------------
                                                                                         596,971.53     1,196,000.00    1,793,316.53

              SOUTH KOREA                                      0.70%
500634100     Korea Fund, Inc.                                            31,525.00            0.00       291,606.25      291,606.25
7340450103    Pohang Iron & Steel Company Ltd. ADR                        43,000.00            0.00       725,625.00      725,625.00
677172009     Samsung Electronics                                          8,230.00      552,087.28                       552,087.28
677221905     Samsung Heavy Industries                                   112,780.00      641,242.89                       641,242.89
                                                                                   -------------------------------------------------
                                                                                       1,193,330.17     1,017,231.25    2,210,561.42

              SPAIN                                            4.75%
550190904     Banco Bilbao Vizcaya, S.A.                                 178,900.00    2,800,819.73                     2,800,819.73
549859908     Banco Central Hispanoamericano                             132,600.00    1,572,129.19                     1,572,129.19
545426900     Banco Santander SA                                         158,100.00    3,137,081.34                     3,137,081.34
540145901     Corporacion Banceria de Espana SA                          110,400.00    2,854,770.62                     2,854,770.62
473322006     Repsol SA                                                   15,100.00      804,299.18                       804,299.18



PRO FORMA PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
(UNAUDITED)                                                                       LM INTERNATIONAL      BARTLETT         PRO FORMA
                                                                                        EQUITY      VALUE INTERNATIONAL   COMBINED
------------------------------------------------------------------------------------------------------------------------------------
   CUSIP                      DESCRIPTION                             SHARES/PAR      MARKET VALUE      MARKET VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
76026T205     Repsol SA ADR                                               29,300.00            0.00     1,600,522.60    1,600,522.60
544401904     Tabacalera S.A.                                             88,500.00    2,229,313.26                     2,229,313.26
                                                                                   -------------------------------------------------
                                                                                      13,398,413.32     1,600,512.50   14,998,925.82

              SWEDEN                                           3.11%
521274902     ABB AB                                                     222,200.00    2,351,959.43                     2,351,959.43
403462906     AGA AB                                                      96,000.00            0.00     1,258,369.44    1,258,369.44
405157900     AssiDoman AB                                                43,900.00            0.00       691,610.87      691,610.87
419729900     Cardo AB                                                    49,900.00            0.00       819,915.57      819,915.57
5466;78905    Electrolux AB                                              198,600.00    3,409,893.17                     3,409,893.17
503606907     Mo och Domsjo AB                                            19,500.00      423,610.43                       423,610.43
486301005     Sveda Industri                                              59,800.00      868,501.38                       868,501.38
                                                                                   -------------------------------------------------
                                                                                       7,053,964.41     2,769,895.88    9,823,860.29

              SWITZERLAND                                      4.93%
405274002     Ascom Holding AG                                               685.00    1,072,104.54                     1,072,104.54
437991003     Banca del Gottardo                                             570.00      517,427.39                       517,427.39
526122908     Danzas Holding AG                                              950.00      401,106.50                       401,106.50
442639902     Fotolabo S.A.                                                  900.00      275,169.25                       275,169.25
434178000     Georg Fischer AG                                               400.00      135,255.15                       135,255.15
442049003     Holderbank Financiere Glarus AG                              2,485.00    2,941,406.42                     2,941,406.42
504783903     Novartis                                                     1,000.00            0.00     1,965,494.65    1,965,494.65
471615906     Rieter Holdings Ltd.                                         2,100.00    1,284,123.17                     1,284,123.17
485002901     Schweizerische                                               2,290.00    5,969,636.75                     5,969,636.75
              Ruckvericherungs-Gesellschaft
492909007     Verwaltungs - und Privat - Bank AG                             275.00    1,015,960.54                     1,015,960.54
                                                                                   -------------------------------------------------
                                                                                      13,612,819.71     1,965,494.65   15,577,684.36

              TAIWAN                                           0.20%
874036106     Taiwan Fund Inc.
                                                                          50,700.00            0.00       633,750.00      633,750.00
                                                                                   -------------------------------------------------
                                                                                               0.00       633,750.00      633,750.00

              TURKEY                                           0.27%
401112008     Akbank T.A.S.                                           22,178,000.00      449,943.57                       449,943.57
498674001     Yapi ve Kredi Bankasi A.S.                              34,138,179.00      394,992.56                       394,992.56
                                                                                   -------------------------------------------------

              UNITED KINGDOM                                  16.77%
5720008       ASDA Group plc                                             236,900.00      635,642.96                       635,642.96
7645005       Bank of Scotland                                           181,500.00    2,171,124.77                     2,171,124.77
                                                                                   -------------------------------------------------
7820004       Barclays PLC                                               157,500.00    3,414,811.43                     3,414,811.43
8118002       Barratt Developments plc                                   237,800.00      912,639.97                       912,639.97
26349902      British Aerospace PLC                                      143,600.00    1,223,904.30                     1,223,904.30



PRO FORMA PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
(UNAUDITED)                                                                       LM INTERNATIONAL      BARTLETT         PRO FORMA
                                                                                        EQUITY      VALUE INTERNATIONAL   COMBINED
------------------------------------------------------------------------------------------------------------------------------------
   CUSIP                      DESCRIPTION                             SHARES/PAR      MARKET VALUE      MARKET VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
14084008      British Telecommunications plc                              46,600.00      705,309.85                       705,309.85
14216006      British Vita plc                                            25,000.00       88,885.20                        88,885.20
127209302     Cadbury Schweppes PLC ADR                                   25,000.00            0.00     1,731,250.00    1,732,250.00
21623004      CGU PLC                                                     45,900.00      723,693.30                       723,693.30
252243Q205    Diageo PLC ADR                                              37,441.00            0.00     1,731,646.25    1,731,646.25
31670003      English China Clays plc                                    159,000.00      430,586.48                       430,586.48
36533008      General Electric Company plc                               171,300.00    1,551,063.30                     1,551,063.30
76764000      J Sainsbury plc                                            377,000.00    3,050,323.97                     3,050,323.97
50025006      Ladbroke Group plc                                         508,200.00    2,043,269.65                     2,043,269.65
51111904      Legal & General Group plc                                  89,,100.00    1,162,045.19                     1,162,045.19
87061008      Lloyds TSB Group plc                                       237,500.00    1,519,147.70                     1,519,147.70
38578902      Misys plc                                                  333,896.00    4,754,093.24                     4,754,093.24
62589002      National Westminster Bank PLC                              120,855.00      887,488.12                       887,433.12
44374908      PowerGen plc                                               183,800.00    2,412,394.09                     2,412,294.09
70995006      Prudential Corporation PLC                                 244,800.00    3,734,308.29                     3,734,308.29
73271900      Rentokil Initial PLC                                       528,400.00    3,994,384.45                     3,994,384.45
23691900      Reuters Group PLC                                           16,890.00      178,188.24                       178,188.24
42504902      Rexam plc                                                  169,633.00      470,654.78                       470,654.78
767204100     Rio Tinto plc ADR                                           24,000.00            0.00     1,087,500.00    1,087,500.00
78396009      Scottish & Newcastle plc                                   102,700.00    1,194,384.45                     1,194,384.45
86119906      Sun Life and Provincial Holdings plc                       103,500.00      925,120.45                       925,120.45
29303906      Thames Water plc                                            41,300.00      795,946.17                       705,946.17
890030208     Tomkins PLC ADR                                             77,000.00            0.00     1,540,000.00    1,540,000.00
13427901      Uniliver plc                                                95,500.00    1,074,156.84                     1,074,156.84
97404008      WPP Group plc                                              584,500.00    3,544,484.13                     3,544,484.13
                                                                                   -------------------------------------------------
                                                                                      46,842,012.11     6,090,396.25   52,932,408.36

              TOTAL COMMON STOCK AND EQUITY INTERESTS                                                                 305,557,722.27

              CORPORATE BONDS AND NOTES                        0.41%
559222AE4     Magna International 5.0% 10/15/02                        1,120,000.00            0.00     1,285,200.00    1,285,200.00
                                                                                   -------------------------------------------------
                                                                                               0.00     1,285,200.00    1,285,200.00
              REPURCHASE AGREEMENTS                            2.67%
              Goldman, Sachs & Company                                                                                          0.00
               5%, dated 12/31/98, to be repurchased at $4,328 on 1/4/99
               (Collateral: $4,406 Fannie Mae Mortgage-backed securities, 6.5%



PRO FORMA PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
(UNAUDITED)                                                                       LM INTERNATIONAL      BARTLETT         PRO FORMA
                                                                                        EQUITY      VALUE INTERNATIONAL   COMBINED
------------------------------------------------------------------------------------------------------------------------------------
   CUSIP                      DESCRIPTION                             SHARES/PAR      MARKET VALUE      MARKET VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
              due to 8/1/02. Value $4,471)                             4,325,527.00    4,325,527.00             0.00    4,325,527.00
             State Street Bank & Trust Co.
              3.5%, dated 12/31/98, to be repurchased at
              $4,093 on 1/4/99
              (Collateral: $4,180 Freddie Mac Mortgage
              -backed securities,
              5.02% due 11/5/99, value $4,247)                         4,091,000.00            0.00     4,091,000.00    4,091,000.00
                                                                                       ---------------------------------------------
                                                                                       4,325,527.00     4,091,000.00    8,416,527.00

             -----------------------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS                             99.85%                    258,318,312       56,941,137     315,259,449


                 Note to Pro Forma Combined Financial Statements
                                   (Unaudited)

Basis of Presentation:

Subject to approval of the Agreement and Plan of Reorganization and Termination by the shareholders of Bartlett Value International Fund ("Value International"), Legg Mason International Equity Trust, a series of Legg Mason Global Trust, Inc. ("International Equity") would acquire the assets of Value International in exchange solely for shares of beneficial interest in International Equity and the assumption of Value International liabilities.

Shares of International Equity will be distributed to Value International shareholders at the net asset value per share of International Equity for the value acquired and Value International will be terminated as soon as practicable thereafter. Each shareholder of Value International will receive the number of full and fractional shares of each Class of shares of International Equity equal in value to such shareholder's holdings in Value International as of the closing date of the merger.

On or before the closing date of the merger, Value International will declare a distribution of substantially all of its net investment income, net capital gain and net short-term capital gain, if any. On or before the closing date, International Equity also may declare and distribute as a dividend substantially all of any previously undistributed net investment income.

The pro forma combined financial statements reflect the financial position of International Equity and Value International at December 31, 1998 and the combined results of operations of International Equity and Value International for the twelve months ended December 31, 1998. Certain expenses have been adjusted to reflect the expected operations of the combined entity. Pro forma operating expenses include the actual expenses of the Funds and the combined Fund, adjusted for certain items.

International Equity currently offers two classes of shares, Primary Shares and Navigator Shares. Navigator Shares are currently offered for sale only to certain institutional clients. On the closing date of the merger, International Equity will begin offering a third class of shares, Class A.

If the Reorganization is approved, Value International will sell any assets that are inconsistent with International Equity investment policies prior to the effective time of the Reorganization. The proceeds of any such sales will be held in temporary investments or reinvested in assets that qualify to be held by International Equity. The possible need for Value International to dispose of assets prior to the effective time of the Reorganization could result in selling securities at a disadvantagious time and could result in Value International realizing losses that would not otherwise have been realized.

The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 1998. The pro forma combined financial statements should be read in conjunction with the historical financial statements of the constituent Funds incorporated by reference into the statement of additional information.

                          LEGG MASON GLOBAL TRUST, INC.
                                     PART C

                                OTHER INFORMATION


Item 15.    Indemnification
            ---------------

      Article ELEVENTH of the Registrant's Articles of Incorporation provides that to the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages. Article ELEVENTH also provides that no repeal or modification of the contents contained in the preceding sentence or the adoption or modification of any other provision of the Articles or By-Laws inconsistent with Article ELEVENTH shall repeal or narrow any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such repeal, adoption, or modification.

      Section 11.2 of Article ELEVENTH of the Registrant's Articles of Incorporation provides that the Registrant shall indemnify and advance expenses to its present and past directors, officers, employees and agents, and persons who are serving or have served at the Registrant's request in similar capacities for other entities to the maximum extent permitted by applicable law (including Maryland law and the 1940 Act). Section 2-418(b) of the Maryland Corporations and Associations Code ("Maryland Code") permits the Registrant to indemnify its directors unless it is established that the act or omission of the director was material to the matter giving rise to the proceeding, and (a) the act or omission was committed in bad faith or was the result of active and deliberate dishonesty; (b) the director actually received an improper personal benefit in money, property or services; or (c) in the case of any criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements and reasonable expenses actually incurred in connection with a proceeding, in accordance with the Maryland Code. Pursuant to Section 2-418(j)(2) of the Maryland Code, the Registrant is permitted to indemnify its officers, employees and agents to the same extent. The provisions set forth above apply insofar as consistent with Section 17(h) of the 1940 Act, which prohibits indemnification of any director or officer of the Registrant against any liability of the Registrant or its shareholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Section 10.01 of Article X of the Registrant's By-Laws sets forth the procedures by which the Registrant will indemnify its directors, officers, employees and agents. Section 10.02 of Article X of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of the above-mentioned persons to the extent permitted by law. Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation and By-Laws in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases. Under the Underwriting Agreement, the Fund agrees to indemnify, defend, and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of
Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Underwriting Agreement be construed so as to protect the Distributor against any liability to the Corporation or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Underwriting Agreement.


Item 16.    Exhibits
            --------

(1)   (a)   Articles of Incorporation.(4)
      (b)   Articles Supplementary.(4)
      (c)   Articles of Amendment.(4)
      (d)   Articles Supplementary.(2)
      (e)   Articles of Amendment.(4)
      (f)   Articles of Amendment.(7)
(2)         By-Laws.(4)
(3)         Voting trust agreement - none.
(4)         Agreement and  Plan of  Reorganization  and Termination  is attached hereto as Appendix B to the Prospectus/Proxy Statement.
(5)         Instruments defining the rights of shareholders - none.
(6)   (a)   Investment Advisory Agreement - International Equity Trust.(1)
      (b)   Management Agreement - International Equity Trust.(1)
      (c)   Amended Investment Advisory Agreement - Global Government Trust.(4)
            (i)  Investment Sub-Advisory Agreement - Global Government Trust.(5)
            (ii) Sub-Administration Agreement - Global Government Trust.(5)
      (d)   Management Agreement - Global Government Trust.(1)
      (e)   Investment Advisory Agreement - Emerging Markets Trust.(3)
      (f)   Management Agreement - Emerging Markets Trust.(3)
(7)   (a)   Underwriting Agreement - Global Government Trust.(4)
      (b)   Underwriting Agreement - International Equity Trust.(4)
      (c)   Underwriting Agreement - Emerging Markets Trust.(3)
(8)         Bonus, profit sharing or pension plans - none.
(9)   (a)   Custodian Agreement.(4)
      (b)   Amendment to Custodian Agreement.(4)
(10)  (a)   Plan pursuant to Rule 12b-1 - Global Government Trust.(4)
      (b)   Plan  pursuant  to  Rule 12b-1  concerning  Primary  Class  shares -
            International Equity Trust.(4)
      (c)   Form of  Plan  pursuant to  Rule  12b-1  concerning  Class A  shares
            International Equity Trust - filed herewith.
      (d)   Plan pursuant to Rule 12b-1 - Emerging Markets Trust.(3)

      (e)   Form of Plan pursuant to Rule 18f-3 - International  Equity  Trust -
            filed herewith.
      (f)   Form of Plan  pursuant  to  Rule 18f-3 - Global  Government  Trust -
            filed herewith.
      (g)   Form of Plan pursuant to Rule 18f-3 - Emerging Markets Trust - filed herewith.
(11)        Opinion  and  consent  of  Kirkpatrick & Lockhart LLP  regarding the legality of securities being registered - filed herewith.
(12)        Opinion and consent of Kirkpatrick & Lockhart LLP  regarding certain tax matters in connection with Legg Mason International Equity Trust and Bartlett Value International Fund - filed herewith.
(13)  (a)   Transfer Agency and Service Agreement.(4)
      (b)   Credit  Agreement.(5)
      (c)   Credit Agreement Amendment.(6)
(14)        Consent of  PricewaterhouseCoopers LLP - filed  herewith.
(15)        Financial statements omitted from Part B - none.
(16)        Manually signed copy of power of attorney - filed herewith.
(17)        Additional Exhibits.
      (a)   Form of Proxy Card - filed herewith.


---------------------------

(1) Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 7 to the registration statement, SEC File No. 33-56672, filed August 31, 1995.

(2) Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 8 to the registration statement, SEC File No. 33-56672, filed February 16, 1996.

(3) Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-56672, filed November 18, 1996.

(4) Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 12 to the registration statement, SEC File No. 33-56672, filed April 30, 1997.

(5)   Incorporated  by reference to  corresponding  Exhibit   of  Post-Effective
Amendment No. 13 to the registration statement, SEC File No. 33-56672, filed April 30, 1998.

(6) Incorporated by reference to corresponding Exhibit of Bartlett Capital Trust's Registration Statement, Post-Effective Amendment No. 27, SEC File No. 2-80648, filed March 2, 1999.

(7) Incorporated by reference to corresponding Exhibit of Post-Effective Amendment No. 16 to the registration statement, SEC File No. 33-56672, filed July 2, 1999.

Item 17.    Undertakings
            ------------

      (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Legg Mason Global Trust, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and State of Maryland, on the 30th day of June, 1999.


                                    LEGG MASON GLOBAL TRUST, INC.

                                    By:  /s/ Marie K. Karpinski
                                        ---------------------------------------
                                             Marie K. Karpinski
                                             Vice President and Treasurer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                     Title                  Date
---------                                     -----                  ----

/s/ John F. Curley, Jr.*            Chairman of the Board and    June 30, 1999
--------------------------------    Director
John F. Curley, Jr.


/s/ Edward A. Taber, III*           President and Director       June 30, 1999
--------------------------------
Edward A. Taber, III


/s/ Richard G. Gilmore*             Director                     June 30, 1999
--------------------------------
Richard G. Gilmore


/s/ Arnold L. Lehman*               Director                     June 30, 1999
--------------------------------
Arnold L. Lehman


/s/ Jill E. McGovern*               Director                     June 30, 1999
--------------------------------
Jill E. McGovern

Signature                                     Title                  Date
---------                                     -----                  ----

/s/ T. A. Rodgers*                  Director                     June 30, 1999
--------------------------------
T.A. Rodgers


/s/ Marie K. Karpinski              Vice President and           June 30, 1999
--------------------------------    Treasurer
Marie K. Karpinski



*Signature affixed by Marie K. Karpinski pursuant to a power of attorney, dated May 8, 1998, filed as an exhibit to this Registration Statement.

                                  EXHIBIT INDEX


EXHIBIT NO.       DESCRIPTION
-----------      -----------

(10)  (c)   -    Form of Plan pursuant to Rule 12b-1 concerning Class A
                 shares - International Equity Trust.

(10)  (e)   -    Form of Plan pursuant to Rule 18f-3 - International Equity
                 Trust.

(10)  (f)   -    Form of Plan  pursuant  to Rule 18f-3 - Global  Government
                 Trust filed herewith.

(10)  (g)   -    Form of Plan pursuant to Rule 18f-3 - Emerging Markets Trust filed herewith.

(11)        -    Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered.

(12)        -    Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with Legg Mason International
                 Equity Trust and Bartlett Value International Fund.

(14)        -    Consent of PricewaterhouseCoopers LLP.

(16)        -    Manually signed copy of power of attorney.

(17)  (a)   -    Form of Proxy Card.